As filed with the Securities and Exchange Commission on December 29, 2005

                                              1933 Act Registration No. 33-44737
                                             1940 Act Registration No. 811-06511


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ X ]
                                                           ---

         Pre-Effective Amendment No. _____  [   ]

         Post-Effective Amendment No. 46    [ X ]
                                     -----

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
                                                                 ---

         Amendment No.  47
                       ----
                       (Check appropriate box or boxes)

                       REGIONS MORGAN KEEGAN SELECT FUNDS
               (Exact name of registrant as specified in charter)

                              50 North Front Street
                            Memphis, Tennessee 38103
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (901) 524-4100

                              ALLEN B. MORGAN, JR.
                              50 North Front Street
                            Memphis, Tennessee 38103
                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box):

/X/ Immediately upon filing pursuant to paragraph (b)
/ / On ________________ pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / On ___________ pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)

/ / On ___________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       Regions Morgan Keegan Select Funds

                       Contents of Registration Statement




This Registration Statement consists of the following papers and documents.

     Cover Sheet

     Contents of Registration Statement

     Part A  -  Prospectus  -  Regions Morgan Keegan Select LEADER Growth &
                               Income Fund
                               Regions Morgan Keegan Select LEADER Money Market Fund

     Part B  -  Statement of Additional Information -
                               Regions Morgan Keegan Select LEADER Growth &
                               Income Fund
                               Regions Morgan Keegan Select LEADER Money Market Fund

     Part C  -  Other Information

     Signature Page

     Powers of Attorney

     Exhibit Index

     Exhibits

[COVER GRAPHIC]

PROSPECTUS


January 1, 2006


REGIONS MORGAN KEEGAN SELECT FUNDS

Regions Morgan Keegan Select LEADER Growth & Income Fund

Regions Morgan Keegan Select LEADER Money Market Fund


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares described in this prospectus or determined whether this prospectus is complete or accurate. Any representation to the contrary is a criminal offense.


           Each fund is a series of Regions Morgan Keegan Select Funds

                    [LOGO Regions Morgan Keegan Select Funds]

                                Table of Contents
                                -----------------
                                                                            Page
                                                                            ----

Risk/Return Profile............................................................3

Fees and Expenses..............................................................9

How to Buy Shares.............................................................11

How to Exchange Shares........................................................14

How to Redeem Shares..........................................................15

Distribution of Fund Shares...................................................16

Account Policies..............................................................17

Management of the Funds.......................................................18

Other Information.............................................................19

Dividends, Capital Gains Distributions and Tax Considerations.................22

Financial Highlights..........................................................24

For Additional Information............................................Back Cover

SHARES OF THE REGIONS MORGAN KEEGAN SELECT FUNDS, LIKE SHARES OF ALL MUTUAL FUNDS, ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

RISK/RETURN PROFILE
-------------------

Regions Morgan Keegan Select Funds (the "Trust") offers investment opportunities to a wide range of investors, from investors with short-term goals who wish to take little investment risk to investors with long-term goals willing to bear the risks of the market for potentially greater returns. Morgan Asset Management, Inc. (the "Adviser"), an indirect, wholly owned subsidiary of Regions Financial Corp. and a registered investment adviser, is the investment adviser to the Trust.


This Prospectus describes Class A Shares and Class I Shares of two (2) series offered by the Trust: Regions Morgan Keegan Select LEADER Growth & Income Fund ("Growth & Income Fund") and Regions Morgan Keegan Select LEADER Money Market Fund ("Money Market Fund"). Each series has its own investment objective and strategies that are designed to meet different investment goals. The Regions Morgan Keegan Select Funds series, comprise eleven separate series of the Trust, nine of which are offered in a separate prospectus. For more information about any of these other series of the Trust, visit www.rmkfunds.com or call your Morgan Keegan financial advisor or your Regions trust administrator. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for your future reference.

GROWTH & INCOME FUND
--------------------

GOAL. The Growth & Income Fund's investment objective is to achieve long-term growth of capital, current income and growth of income.

PRINCIPAL INVESTMENT STRATEGIES. The Growth & Income Fund invests primarily in common stocks that the Adviser believes have potential primarily for capital growth and secondarily for income. The fund typically holds a combination of growth stocks and value stocks. By investing in a blend of stocks that demonstrate strong long-term earnings potential and undervalued stocks, the fund seeks to achieve strong returns with less volatility. A portion of the fund's assets may also be invested in preferred stocks, bonds (primarily investment grade) convertible into common stock and securities of foreign issuers traded in U.S. securities markets. The fund's investment in foreign issuers will be primarily through American Depositary Receipts ("ADRs"). The fund expects to earn current income mainly from dividends paid on common and preferred stocks and from interest on convertible bonds. The Adviser utilizes both "top-down" and "bottom-up" approaches in constructing the fund's portfolio. This means the Adviser looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Adviser selects stocks with the intent of realizing long-term capital appreciation, not for quick turnover. The Adviser exercises patience and discipline in making decisions to sell or continue to hold individual stocks over time. Decisions to sell portfolio holdings are generally the result of changes in the Adviser's assessment of a particular issue, changes in industry trends or other economic or financial conditions that create more attractive alternatives in similar issues.

PRINCIPAL RISKS. Investing in the fund involves risks common to any investment in securities, especially common stocks. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to implement the fund's investment strategies. There is no guarantee that the fund will meet its goals. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The fund's investment performance is subject to a variety of risks, such as:

     o MARKET RISK. Market risk means that the stock market in general has ups and downs, which may affect the performance of the individual stocks held by the fund, and thus the performance of the fund as a whole.

     o SELECTION RISK. The particular stocks that are selected by the Adviser for the fund may underperform the market or those stocks selected by other funds with similar objectives. The fund invests principally in common stocks, which have historically presented greater potential for capital appreciation than fixed-income securities, but do not provide the same protection of capital or assurance of income and therefore may involve greater risk of loss.

     o GROWTH STOCK RISK. The fund may invest a significant portion of its assets in "growth" stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks and are often more volatile than other types of securities because their market prices tend to place greater emphasis on future earnings expectations. Because the fund invests principally in "growth" stocks, investors can expect lagging performance relative to other types of stock funds during periods when growth stocks underperform other types of equity securities. Because high-growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividend income of other types of stocks that could cushion their decline in a falling market. Also, because investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

     o VALUE STOCK RISK. The fund also may invest a significant portion of its assets in "value" stocks. Value stocks bear the risk that the companies may not overcome the adverse business or other developments that caused the securities to be out of favor or that the market does not recognize the value of the company, such that the price of its securities declines or does not approach the value the Adviser anticipates.

     o FOREIGN ISSUER RISK. The fund's investments in foreign issuers (which will be primarily through ADRs) carry potential risks that are in addition to those associated with domestic investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) the lack of uniform accounting, auditing and financial reporting standards, and
          (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.


PERFORMANCE INFORMATION. The following information gives some indication of the risk of an investment in the fund by showing yearly changes in the fund's performance and by comparing the fund's performance with a broad measure of market performance. The fund began operations on February 18, 2005 as the successor to a substantially similar investment company. On that date, the fund merged with LEADER Growth & Income Fund, a series of LEADER Mutual Funds, and assumed that portfolio's operating history and performance record. The performance included in the bar chart and table below prior to February 18, 2005 is that of the fund's predecessor, the inception date of which was October 26, 2000 (Class A Shares) and September 1, 1994 (Class I Shares). For periods prior to the commencement of operations of the predecessor fund's Class A Shares, performance information shown in the bar chart and the table for that class is based on the performance of that fund's Class I Shares, which would have substantially similar annual returns compared to the Class A Shares because the Class I Shares were invested in the same portfolio of securities. The performance information assumes reinvestment of dividends and other distributions and, for periods prior to February 18, 2005, has been adjusted to reflect fees and expenses paid by the predecessor fund's Class A Shares.

ANNUAL TOTAL RETURNS
(CALENDAR YEARS 1995-2004)

The following bar chart illustrates the annual total returns for the fund's Class A Shares. The returns for Class I Shares of the fund differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The total returns displayed in the bar chart do not reflect the payment of any sales charges; if they did, the total returns shown would be lower.

PERFORMANCE BAR CHART
YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31
CLASS A SHARES

1995                                                                      30.94%
1996                                                                      21.53%
1997                                                                      28.60%
1998                                                                      30.05%
1999                                                                      17.81%
2000                                                                     (9.86%)
2001                                                                    (11.40%)
2002                                                                    (19.98%)
2003                                                                      23.81%
2004                                                                       6.74%

Year-to-date performance as of November 30, 2005:  6.98%.

Best quarter:  Q4 1998       16.22%
Worst quarter: Q3 2002       (13.67%)

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31)

The following table represents the Fund's Class A Shares and Class I Shares Average Annual Total Returns, reduced to reflect the maximum applicable sales charges, for the one, five and ten year periods ended December 31, 2004 relative to the Standard & Poor's Index (S&P 500), a broad-based market index and the Lipper Large Cap Core Funds Index. The table also shows hypothetical total returns that have been calculated to reflect return after taxes on distributions and return after taxes and distributions and assumed sale of the Class A Shares.

                                             ONE          FIVE            TEN
                                            YEAR          YEARS          YEARS
                                          --------------------------------------
CLASS A SHARES
    Return Before Taxes                     0.88%        (4.41%)         9.60%
    Return After Taxes on                   0.77%        (4.75%)         8.95%
    Distributions(1)
    Return After Taxes on                   0.72%        (3.83%)         8.19%
    Distributions and Sale
    of Fund Shares(1)
CLASS I SHARES
    Return Before Taxes                     7.05%        (3.04%)        10.55%
S&P 500(R) INDEX(2)                        10.87%        (2.30%)        12.07%
LIPPER LARGE CAP CORE FUNDS                 8.29%        (2.98%)        10.26%
INDEX(2)

(1) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS ARE SHOWN ONLY FOR CLASS A SHARES. AFTER-TAX RETURNS FOR CLASS I SHARES WILL BE DIFFERENT.

(2) THE S&P 500(R) INDEX REFERENCED IN THE TABLE ABOVE IS AN UNMANAGED, INDEPENDENTLY MAINTAINED U.S. LARGE CAPITALIZATION STOCK INDEX. THE INFORMATION PROVIDED REGARDING THE LIPPER LARGE CAP CORE FUNDS INDEX SHOWS HOW THE FUND'S AVERAGE ANNUAL TOTAL RETURNS COMPARE WITH THE RETURNS OF AN INDEX OF FUNDS THAT THE ADVISER BELIEVES HAVE SIMILAR INVESTMENT OBJECTIVES. THE RETURNS OF EACH INDEX DO NOT REFLECT THE EFFECT OF TAXES.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE, CALL 877-757-7424.

MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MONEY MARKET FUND
-----------------

GOAL. The Money Market Fund's investment objective is to achieve maximum current income consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES. The Money Market Fund invests in a variety of U.S. dollar-denominated high-quality money market instruments, including U.S. Government securities, taxable municipal debt, commercial paper and other corporate debt obligations, certificates of deposit, repurchase agreements, bankers' acceptances and other dollar-denominated bank obligations, including obligations issued by U.S. banks, their foreign branches and/or foreign banks. At the time of purchase, all of the fund's investments (other than U.S. Government securities and related repurchase agreements) will be rated in the highest short-term rating category by an NRSRO (for example, A-1 or A-1+ by Standard & Poor's) or, if unrated, deemed by the Adviser to be of comparable quality. In addition, all fund investments will be deemed to have a maturity of 397 days or less, and the fund's average maturity will not exceed 90 days. While the fund typically holds securities until maturity, decisions to sell portfolio holdings are generally the result of a change in financial condition of the issuer of a security, for liquidity purposes, or to rebalance the portfolio.

PRINCIPAL RISKS. Investing in the fund involves risks common to any investment in securities. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Adviser's ability to implement the fund's investment strategies. There is no guarantee that the fund will meet its goals. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The fund's investment performance is subject to a variety of risks, such as:

     o FIXED-INCOME SECURITIES RISK. The fund invests primarily in short-term high-quality fixed-income securities, which provide income and a level of protection of capital, but do not typically present opportunity for capital appreciation.

     o INTEREST RATE RISK. Interest rate risk results from the fact that all debt instruments fluctuate in value as interest rates fluctuate. Generally, as interest rates rise, the value of the fund's fixed-income investments (and of its shares) will decline. If interest rates decline, the fund's investments (and its shares) will generally increase in value. In general, the shorter the maturity of a debt instrument, the lower the risk of price fluctuation and the lower the return.

     o CREDIT RISK. It is possible that a debt issuer may have its credit rating downgraded or may not make timely interest and/or principal payments on its debt instruments. The lower a debt instrument's rating, the greater its credit risk. Nearly all fixed-income investments have exposure to some degree of credit risk. Corporate bonds and notes generally involve more credit risk, although even U.S. Government securities are generally considered to have some credit risk. The fund's use of repurchase agreements also involves some credit risk, primarily the risk of loss if the seller defaults.

     o INCOME RISK. It is possible that the fund's income will decline over time because of a decrease in interest rates or other factors. Income risk is generally lower for longer-term debt instruments and higher for shorter-term debt instruments. Because interest rates vary, it is impossible to predict the income or yield of the fund for any particular period.

PERFORMANCE INFORMATION. The fund began operations on February 18, 2005 as the successor to a substantially similar investment company. On that date, the fund merged with LEADER Money Market Fund, a series of LEADER Mutual Funds, and assumed that portfolio's operating history and performance record. The performance included in the bar chart and table below for the periods prior to February 18, 2005 is that of the fund's predecessor, the inception date of which was October 4, 2000 (Class A Shares) and July 7, 1999 (Class I Shares). For periods prior to the commencement of operations of the predecessor fund's Class A Shares, performance information in the bar chart and table shown for that class is based on the performance of that fund's Class I Shares, which would have substantially similar annual returns compared to the Class A Shares because the Class I Shares were invested in the same portfolio of securities. The performance information assumes reinvestment of dividends and other distributions and, for the periods prior to February 18, 2005, has been adjusted to reflect fees and expenses paid by the predecessor fund's Class A Shares.

ANNUAL TOTAL RETURNS
(CALENDAR YEARS 1995-2004)

The following bar chart illustrates the annual total returns for the fund's Class A Shares. Historically the fund has maintained a constant $1.00 net asset value per share. The fund's shares are not sold subject to a sales (load) charge; therefore, the total returns displayed below are based upon net asset value.

CLASS A SHARES

YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31

2000                                                                       5.49%
2001                                                                       3.29%
2002                                                                       0.87%
2003                                                                       0.27%
2004                                                                       0.44%

Year-to-date performance as of November 30, 2005:  2.01%.

Best quarter:  Q4 2000       1.44%
Worst quarter: Q2 2004       0.03%

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31)

                                          ONE           FIVE          SINCE FUND
                                          YEAR          YEARS         INCEPTION
                                                                       (7/7/99)
CLASS A SHARES
    Return Before Taxes                  0.44%          2.05%           2.26%
CLASS I SHARES
    Return Before Taxes                  0.94%          2.56%           2.77%

The fund's Class A Shares seven-day net yield as of November 30, 2005 was 3.13%. Investors may call the fund at 877-757-7424 to acquire the current seven-day yield.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE

LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE, CALL 877-757-7424.

MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

FURTHER INFORMATION REGARDING FUND INVESTMENTS AND POLICIES

During adverse market conditions, the Growth & Income Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments. If it is investing defensively, it will not be pursuing its investment objective.

Except for those policies specifically identified as "Fundamental," the investment objectives and policies set forth in this Prospectus may be changed by the Board of Trustees of the funds without shareholder vote. The investment objective of the Growth & Income Fund is Fundamental. The investment objective of the Money Market Fund is not Fundamental, and may be changed without shareholder vote.

The  funds'  "Principal  Investment  Strategies"  described  in the  Risk/Return
Profiles earlier in this Prospectus include references to certain investments the funds may make. Please refer to each fund's Risk/Return Profile to identify which of the following investments are expected to be principally used by that fund in pursuit of its investment objective:

Equity securities -- the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

Common stocks -- the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings influence the value of its common stock.

Preferred stocks - equity securities that have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

Convertible securities -- include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation.

American Depositary Receipts or ADRs -- certificates that represent an interest in the shares of a foreign-based corporation that are held in trust by a bank.

U.S. Government Securities -- include direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities and instrumentalities, including, among others, Fannie Mae, Ginnie Mae, the FHLMC, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Banks, the Tennessee Valley Authority, the Student Loan Marketing Association and the Small Business Administration.

Repurchase agreements -- agreements by which a fund purchases a security and obtains a simultaneous commitment from the seller (typically a bank) to repurchase the security at an agreed upon price and date (typically one to seven days).

A more complete discussion of each of these investments, and of each fund's investments and related risks, can be found in the Statement of Additional Information.

FEES AND EXPENSES
-----------------

The following tables show the fees and expenses of each fund for each class.

GROWTH & INCOME FUND
--------------------

The following tables describe the fees and expenses you may pay if you buy and hold shares of the Growth & Income Fund.

SHAREHOLDER FEES (fees paid directly from your investment)     Class A   Class I

Maximum sales charge (Load)
    (as a percentage of offering price)                         5.50%      None
Maximum sales charge (Load) imposed on reinvested
    dividends and other distributions                           None       None
Maximum contingent deferred sales charge ("CDSC") (Load)(1)     None       None
Redemption fee (as a percentage of amount redeemed)             None       None
Exchange fee                                                    None       None
Maximum account fee                                             None       None

OPERATING EXPENSES

                                    Class A          Class I
                                    -------          -------

Investment Advisory Fee              0.75%            0.75%
Administrative Fee                   0.09%            0.09%
Distribution (12b-1) Fee             0.25%              -
Other Operating Expenses             0.35%            0.47%
Total Annual Operating Expenses      1.44%            1.31%

(1) On purchases of Class A Shares of $1 million or more, a CDSC of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months of the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                        Class A          Class I
                                     ------------------------------
1 Year (whether or not shares            $689             $134
are redeemed)

3 Years (whether or not shares           $982             $417
are redeemed)

5 Years (whether or not shares          $1,296            $721
are redeemed)

10 Years (whether or not shares         $2,188           $1,588
are redeemed)


MONEY MARKET FUND
-----------------

The following tables describe the fees and expenses you may pay if you buy and hold shares of the Money Market Fund.

SHAREHOLDER FEES (fees paid directly from your investment)     Class A   Class I

Maximum sales charge (Load)
  (as a percentage of offering price)                           None      None
Maximum sales charge (Load) imposed on reinvested
  dividends and other distributions                             None      None
Maximum CDSC (Load)                                             None      None
Redemption fee (as a percentage of amount redeemed)             None      None
Exchange fee                                                    None      None
Maximum account fee                                             None      None

OPERATING EXPENSES

                                       Class A           Class I
                                       -------           -------

Investment Advisory Fee(1)              0.25%            0.25%
Administrative Fee(1)                   0.065%           0.065%
Distribution (12b-1) Fee                0.25%              -
Other Operating Expenses                0.665%           0.545%
Total Annual Operating Expenses         1.23%            0.86%

(1)  Reflects  reduction  in  the  contractual   investment   advisory  fee  and
contractual administrative fee effective December 1, 2005.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                        Class A          Class I
                                   ------------------ --------------
1 Year (whether or not shares            $126              $88
are redeemed)
3 Years (whether or not shares           $392             $275
are redeemed)
5 Years (whether or not shares           $678             $479
are redeemed)
10 Years (whether or not shares         $1,497           $1,067
are redeemed)

HOW TO BUY SHARES
-----------------

A Morgan Keegan & Company, Inc. ("Morgan Keegan") financial adviser or Regions trust administrator can assist you with all phases of your investment when buying shares of the funds.

WHAT DO SHARES COST? You can purchase, redeem, or exchange shares any day the New York Stock Exchange (NYSE) is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed.

When a fund receives your transaction request in proper form (as described in this Prospectus), it is processed at the next determined net asset value ("NAV") plus any applicable front-end sales charge. NAV is determined for both funds at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. Each fund calculates the NAV of its shares by subtracting the liabilities from the total assets attributable to shares and dividing the result by the number of shares outstanding.

Securities for which the primary market is on an exchange (domestic or foreign) and securities included within the NASDAQ market shall be valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the last quoted bid price. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, or original cost plus accrued interest, both of which approximate market value. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities could change on days when you can not buy or sell fund shares.

The Board has decided that the best method for determining the value of portfolio instruments for the Money Market Fund is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

When price quotations for certain securities are not readily available or if the available quotations are not believed to be reflective of market value, those securities shall be valued at "fair value" as determined in good faith by the Adviser's Valuation Committee. Such determinations shall be made in accordance with procedures approved by the funds' Board of Trustees. The funds may use the fair value of a security to calculate their NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or an independent pricing service is inaccurate.

Among the more specific factors that should be considered by the Valuation Committee in determining the fair value of a security are: (1) type of security;
(2) financial statements of the issuer; (3) cost at date of purchase (generally used for initial valuation); (4) size of the Fund's holding; (5) for restricted securities, and discount from market value of unrestricted securities of the same class at the time of purchase; (6) the existence of a shelf registration for restricted securities; (7) information as to any transactions or offers with respect to the security; (8) special reports prepared by analysts; (9) the existence of merger proposals, tender offers or similar events affecting the security; (10) the price and extent of public trading in similar securities of the issuer or comparable companies (11) the fundamental analytical data relating to the investment; (12) the nature and duration of restrictions on disposition of the securities; and (13) and evaluation of the forces which influence the market in which these securities are purchased and sold.

There  can be no  assurance  that a fund  could  purchase  or  sell a  portfolio security at the price used to calculate the fund's NAV. In the case of fair-valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

OPENING AN ACCOUNT. To open an account with either of the funds, the minimum initial investment for each fund's Class A Shares is $1,000. The minimum subsequent investment amount is $50. If you are an officer, director, employee or retired employee of Regions Financial Corp., or its affiliates, or if you establish a $50 monthly minimum addition to your account through the fund's Systematic Investment Program ("SIP"), or if you open an IRA account, the minimum initial investment is $250. However, you can add to your existing fund's account through the fund's SIP for as little as $50. In special circumstances, these minimums may be waived or lowered at the fund's discretion. Keep in mind that investment professionals may charge you fees for their services in connection with your share transaction.

There is no minimum initial investment for Class I Shares. However, Class I Shares are available only to a limited group of investors. If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, you may be eligible to purchase Class I Shares.

SALES CHARGE WHEN YOU PURCHASE (CLASS A SHARES ONLY)
Class A Shares of the Money Market Fund are sold at NAV.

Class A Shares of the Growth & Income Fund are sold at NAV, plus a front end sales charge. No initial sales charge applies to Class A Shares of the Growth & Income Fund you receive through reinvestment of dividends and distributions.


The following table list the sales charges, which will be applied to your Class A Share purchase, subject to the breakpoint discounts indicated in the table and described below.

                                                       SALES CHARGE
                                       SALES CHARGE      AS A % OF
                                        AS A % OF       NET AMOUNT
AMOUNT OF INVESTMENT*                 OFFERING PRICE     INVESTED
--------------------                  --------------     --------
Less than $50,000                          5.50%           5.82%
$50,000 but less than $100,000             4.50%           4.71%
$100,000 but less than $250,000            3.75%           3.90%

$250,000 but less than $500,000            2.50%           2.56%
$500,000 but less than $1 million          2.00%           2.04%
$1 million or more(1)                       NAV             NAV

* In determining the amount of your investment and the applicable sales charge, the fund will include all Class A Shares you are purchasing in any series of the Trust or Morgan Keegan Select Fund, Inc.

(1) On purchases of Class A Shares of $1 million or more, a CDSC of 1.00% of the redemption amount will apply to Class A Shares redeemed within 12 months after the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.

REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS. Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the fund are indicated in the table above. You or your investment professional must notify the fund's Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.

In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your investment professional or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint ("Qualifying Accounts"). Qualifying Accounts mean those accounts in the funds held directly or through an investment professional or through a single-participant retirement account by you, your spouse, and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or broker identification numbers (BINs). To receive a Class A Shares front-end sales charge reduction, you may add to your purchase of Class A Shares the value of any concurrent purchases of Class A Shares of the Trust or Morgan Keegan Select Fund, Inc. (all of the series of the Trust and Morgan Keegan Select Fund, Inc. are referred to herein as series or funds of the "Morgan Keegan Select fund family"), the current value of your holdings, and the holdings of any Qualifying Accounts in Class A Shares of any series of the Morgan Keegan Select fund family, except that no directly purchased shares of any money market fund (whether held by you, in a Qualifying Account, or to be purchased concurrently) may be aggregated for purposes of calculating any breakpoint discounts. Your discount will be determined based on the schedule in the Class A sales charge table above.

In order to verify your eligibility for a breakpoint discount, you will be required to provide to your investment professional or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the shares offered in this Prospectus, and the breakpoint discounts offered with respect to such shares, are described in full in this prospectus. Because the prospectus is available on the Regions Morgan Keegan Select Funds' website free of charge, the funds do not disclose this information separately on the website.

THE FRONT END SALES CHARGE FOR CLASS A SHARES MAY BE ELIMINATED OR REDUCED AT PURCHASE IF:

o you purchase shares through financial intermediaries that do not receive sales charge dealer concessions;

o you have redeemed fund shares from another broker dealer and invest the same amount or greater in the funds provided that you paid a sales charge in connection with the purchase or redeeming of the shares and further provided that the purchase of shares is within 30 days of redemption;

o  you are a Trust customer purchasing through Regions Morgan Keegan Trust;

o you purchase shares through "wrap accounts," asset allocation programs, or similar programs, under which clients may pay a fee for services;

o you purchase shares through a retirement plan that is a customer of Regions Morgan Keegan Trust (e.g. Express IRA, 401(k));

o you sign a letter of intent to purchase a specific dollar amount of additional shares within 13 months (your discount will be determined based on the schedule in the Class A sales charge table above); or

o you are an officer, director, employee or retired employee of Regions Financial Corp., or its affiliates, and your spouse and dependent children.

Class A Shares may also be acquired without a sales charge if the purchase is made through a Morgan Keegan financial adviser who formerly was employed as a broker with another firm registered as a broker-dealer with the Securities and Exchange Commission, if the following conditions are met: (1) the purchaser was a client of the investment executive at the other firm for which the investment executive previously served as a broker; (2) within 90 days of the purchase of the fund's Shares, the purchaser redeemed Shares of one or more mutual funds for which that other firm or its affiliates served as principal underwriter, provided that either the purchaser had paid a sales charge in connection with investment in such funds or a CDSC upon redeeming Shares in such funds; and (3) the aggregate amount of the fund's Shares purchased pursuant to this sales charge waiver does not exceed the amount of the purchaser's redemption proceeds, noted in (2) above, from the Shares of the mutual fund(s) for which the other firm or its affiliates served as principal underwriter. In addition, Class A Shares may be acquired without a sales charge if a purchase is made with the proceeds of a redemption of other mutual fund Shares, provided that the purchaser paid a sales charge in connection with purchasing or redeeming these Shares and further provided that the purchase of the Class A Shares of the fund is made within 30 days of that redemption.

CLASS I SHARES: You will not be charged any sales charge when purchasing or redeeming these shares, nor will you pay any distribution (12b-1) fees. Class I Shares are available only to certain retirement accounts, advisory accounts of the investment manager and broker special programs, including broker programs with record-keeping and other services; these programs usually involve special conditions and separate fees. Contact your Regions trust administrator or your Morgan Keegan financial adviser for information.

HOW DO I PURCHASE SHARES? You may purchase Class A Shares and Class I Shares through your local Morgan Keegan office or by telephoning Morgan Keegan at 1-800-366-7426. Regions Morgan Keegan Trust customers may purchase shares of a fund through their local trust administrator.

You may purchase shares through a broker-dealer, investment professional, or financial institution ("Authorized Dealers"). Some Authorized Dealers may charge a transaction fee for this service. If you purchase shares of a fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the funds' prospectus. Certain features of a fund may not be available or may be modified in connection with the program of services provided.

Your purchase order must be received by the Trust Administrator, Morgan Keegan or the Authorized Dealer (Investment Professional) by 2:00 p.m. (Central Time) for the Money Market Fund or 3:00 p.m. (Central Time) for the Growth & Income Fund to get that day's NAV. You will receive the next calculated NAV if the Investment Professional forwards the order to the fund on the same day and the fund receives payment on the same business day (in the case of the Money Market
Fund) or the next business day for the Growth & Income Fund. Each fund reserves the right to reject any purchase request. It is the responsibility of the Trust Administrator, Morgan Keegan, any Authorized Dealer or other service provider that has entered into an agreement with the funds, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the funds. You are not the owner of fund shares (and therefore will not receive dividends) until payment for the shares is received.

BY SYSTEMATIC INVESTMENT PROGRAM. Once you have opened an account, you may automatically purchase additional shares on a regular basis by completing the SIP section of the New Account Form or by contacting the funds or your investment professional. The minimum investment amount for SIPs is $50.

HOW TO EXCHANGE SHARES
----------------------

EXCHANGE PRIVILEGE. You may exchange shares of a fund into shares of the same class of any series of the Morgan Keegan Select fund family without paying a sales charge or a CDSC by calling or writing to Regions Bank, Morgan Keegan, or an Authorized Dealer as appropriate. Shares of any series of the Morgan Keegan Select fund family may be acquired in exchange for shares of the same class of any other series of the Morgan Keegan Select fund family, other than shares of a money market fund on which no sales charge has been paid, without paying a sales charge or a CDSC in the same manner. For more information about any series of the Morgan Keegan Select fund family not described in this prospectus, including each fund's investment policies and strategies, risks, charges and expenses, visit www.rmkfunds.com or call your Morgan Keegan financial adviser or your Regions trust administrator for a prospectus. Please read the applicable prospectus carefully before you request an exchange.

To exchange shares, you must:

     o    meet any minimum initial investment requirements; and
     o    receive a prospectus for the fund into which you wish to exchange.

Signatures must be guaranteed if you request an exchange into another fund with a different shareholder registration.

A fund may modify or  terminate  the exchange  privilege at any time.  The funds
will  provide  60  days'  prior  written  notice  before  materially   amending,
suspending or eliminating exchange privileges.

Because frequent exchanges can interfere with fund management and drive up costs for all shareholders, the funds limit each account, or group of accounts under common ownership or control, to six exchanges per calendar year. If you exceed that number of exchanges, your account may be restricted from further exchanges. The funds may change or eliminate the exchange privilege at any time, may limit or cancel any shareholder's exchange privilege and may refuse to accept any exchange request.

Shareholders contemplating exchanges into the funds should consult their tax advisers since the tax advantages of each fund may vary. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

BY TELEPHONE: Telephone exchange instructions must be received by your Investment Professional before 2:00 p.m. (Central Time) for the Money Market Fund or before 3:00 p.m. (Central Time) for the Growth & Income Fund shares to be exchanged that day. Orders for exchanges received after these times on any business day will be executed at the close of the next business day.

Your telephone instructions may be recorded. If a fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The funds will notify you if they change telephone transaction privileges.

HOW TO REDEEM SHARES
--------------------

You may redeem your fund shares by several methods. You should note that redemptions will be made only on days when a fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.

You may redeem Class A Shares and Class I Shares through your local Morgan Keegan office or by telephoning Morgan Keegan at 1-800-366-7426. Regions Morgan Keegan Trust customers may redeem shares of a fund through their local trust administrator.

SALES CHARGE WHEN YOU REDEEM

CLASS A SHARES (PURCHASE AMOUNT OF $1 MILLION OR GREATER). A CDSC of 1.00% of the redemption amount applies to Class A Shares of Growth & Income Fund that are redeemed within 12 months after the purchase date under certain investment programs where an investment professional received an advance payment on the transaction.

To place a redemption order, trust customers of Regions Bank should telephone their local Trust Administrator. All others should contact their local Morgan Keegan office or Authorized Dealer. Shareholders who purchased shares through an Authorized Dealer should contact their Authorized Dealer for specific instructions on how to redeem by telephone.

SYSTEMATIC WITHDRAWAL PROGRAM. You may automatically redeem shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account.

Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares that are subject to a sales charge while redeeming shares using this program.

CHECKWRITING (MONEY MARKET FUND ONLY). Checkwriting privileges may be available. Please contact your fund representative for details.

TELEPHONE INSTRUCTIONS. Telephone redemption instructions must be received by your Investment Professional before 2:00 p.m. (Central Time) for the Money

Market Fund or before 3:00 p.m. (Central Time) for Growth & Income Fund shares to be redeemed that day. Orders for redemptions received after these times on any business day will be executed at the close of the next business day.

MAIL INSTRUCTIONS. To redeem shares by mail, written requests must be received in proper form and can be made through the Regions Morgan Keegan Trust, Morgan Keegan or any Authorized Dealer. The redemption request should include the shareholder's name, fund name and class of shares, account number and the share or dollar amount to be redeemed. It is the responsibility of the recipients of redemption requests to promptly submit them to the fund.

Shareholders are encouraged to telephone the Trust Department or Morgan Keegan for assistance in redeeming by mail.

Redemption requests for the funds must be received by 3:00 p.m. (Central Time) in order for shares to be redeemed at that day's NAV.

CONDITIONS FOR REDEMPTIONS

SIGNATURE GUARANTEES. In the following instances, you must have a signature guarantee on written redemption requests:
     o when you want a redemption to be sent or wired to an address other than the one you have on record with a fund;
     o when you want the redemption payable to someone other than the shareholder of record; or
     o when your redemption is to be sent to an address of record that was changed within the last 30 days.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

LIMITATIONS ON REDEMPTION PROCEEDS. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form.

However, payment may be delayed up to seven days:
     o    to allow your purchase payment to clear;
     o    during periods of market volatility; or
     o when your trade activity or amount adversely impacts a fund's ability to manage its assets.

DISTRIBUTION OF FUND SHARES
---------------------------

Morgan Keegan serves as distributor of the funds' shares. Morgan Keegan, a wholly owned subsidiary of Regions Financial Corporation and an affiliate of the Adviser, is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. Morgan Keegan provides personalized investment services to its clients through more than 250 offices in 18 states.

The  Distributor  may offer  certain items of nominal value from time to time to any shareholder or investor in connection with the sale of fund shares. The Distributor may select brokers, dealers and administrators (including depository or other institutions such as commercial banks and savings associations) to provide distribution and/or administrative services for which they will receive fees from the distributor based upon shares owned by their clients or customers. These services include general marketing services, distributing prospectuses and other information, providing account assistance, and communicating or facilitating purchases and redemptions of the funds' shares.

RULE 12b-1 PLAN (CLASS A SHARES).
The funds have adopted a Rule 12b-1 Plan on behalf of the Class A Shares of the funds. The annual 12b-1 fee paid by Class A Shares is as follows:

                          12b-1 FEE PAID
                         AS A PERCENTAGE
                            OF CLASS A
FUND                      SHARES ASSETS
----                      -------------
Growth & Income Fund          0.25%
Money Market Fund             0.25%

The Distributor is paid a 12b-1 fee for the sale, distribution administration and customer servicing of Class A Shares of the funds. Because these shares pay 12b-1 fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and 12b-1 fees.

Payments by the Distributor to other financial institutions for shareholder services are negotiated and may be based on such factors as the number or value of shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the fund to the financial institution under the Rule 12b-1 Plan and/or Service Fees arrangement. You can ask your financial institution for information about any payments it receives from the Distributor or the fund and any services provided.

ACCOUNT POLICIES
----------------

CONFIRMATION AND ACCOUNT STATEMENTS. The funds will send you trade confirmations each time a financial transaction is processed on your account. In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gains paid.

ACCOUNTS WITH LOW BALANCES. Due to the high cost of maintaining accounts with low balances, a fund may redeem shares in your account and pay you the proceeds if your account balance falls below the required minimum initial investment amount.

Before shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum.

SHARE CERTIFICATES.  The funds do not issue share certificates.

SHORT-TERM TRADING. The funds attempt to deter short-term trading that may be disruptive to the efficient management of the funds. The funds may consider several factors when evaluating shareholder trading activity, including, but not limited to: (1) dollar amount of the transaction; (2) volume of the transaction;
(3) frequency of trading; (4) developing trading patterns of the shareholder; and (5) any other factors deemed pertinent by fund management.

The Board of Trustees of the Trust has approved policies and procedures intended to discourage excessive short-term trading of the funds' shares. These policies provide that, when, in the sole discretion of fund management, short-term trading would have a detrimental effect on the efficient management of a fund, the funds may refuse a transaction by any person, group or commonly controlled account. The funds will promptly notify the shareholder of a determination to reject a purchase request. The funds reserve the right to restrict future purchases of fund shares.

There can be no assurance that the funds will be effective in limiting short-term trading in all cases. If the funds are unable to deter this type of trading, it may adversely affect the performance of the funds by requiring the funds to maintain larger amounts of cash or cash equivalents than the Adviser might otherwise choose to maintain, or to liquidate portfolio holdings at a disadvantageous time, thereby increasing brokerage, administrative, and other expenses.

The funds seek to apply these restrictions on short-term trading to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the funds anticipate that limitations on their ability to identify trading activity to specific shareholders, including where shares are held in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

ANTI-MONEY LAUNDERING LAWS. If we are unable to verify your identity, as required by anti-money laundering laws, we may refuse to open your account or may open your account pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated next asset value, as permitted by applicable law.

MANAGEMENT OF THE FUNDS
-----------------------

The Board of Trustees governs the Trust and selects and oversees the Adviser.

FUNDS' INVESTMENT ADVISER

The Adviser serves as the investment adviser to the funds. Pursuant to the funds' advisory agreements, the Adviser is responsible for the investment management of the funds, including making investment decisions and placing orders to buy, sell or hold particular securities.

Founded in 1986, the Adviser is an indirect wholly owned subsidiary of Regions Financial Corporation (NYSE: RF), a publicly held financial holding company that provides retail and commercial banking securities brokerage, mortgage and insurance products and other financial services. The Adviser also serves as investment adviser to other series of the Trust; Morgan Keegan Select Fund, Inc., a separately registered investment company consisting of three open-end funds; RMK High Income Fund, Inc., a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RMH; RMK Strategic Income Fund, Inc. a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RSF; RMK Advantage Income Fund, Inc., a separately registered closed-end investment company listed on the New York Stock Exchange under the ticker symbol RMA; and Regions Morgan Keegan Trust. As of November 30, 2005, the Adviser had more than $15 billion in total assets under management. The Adviser's principal offices are located at 417 North 20th Street, Birmingham, AL 35203.

ADVISER FEES. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each fund's average daily net assets as follows:

FUND                                                     ADVISER FEE
----                                                     -----------

Growth & Income Fund                                        0.75%
Money Market Fund                                           0.25%

The advisory fee for the Money Market Fund reflects a reduction in the contractual investment advisory fee effective December 1, 2005 as set forth in this Prospectus under "Fees and Expenses."

PORTFOLIO MANAGERS. The Adviser has several portfolio managers committed to the day-to-day management of the funds. The following table identifies each fund's portfolio manager(s):

FUND                                PORTFOLIO MANAGER(S)

Growth & Income Fund                Walter A. Hellwig and John B. Russell
Money Market Fund                   John B. Norris, V and George R. McCurdy, IV

WALTER A. HELLWIG - Mr. Hellwig is a Senior Vice President and Senior Portfolio Manager at Morgan Asset Management, Inc. He has more than thirty years experience in investment management and research. From 2004 to present, Mr. Hellwig has served as the Portfolio Manager for Regions Morgan Keegan Select LEADER Growth & Income Fund and Regions Morgan Keegan Select Value Fund. From 1997 to 2004, Mr. Hellwig served as Senior Vice President and Senior Portfolio Manager at Union Planters Investment Advisors and was also Chairman of the firm's Equity Policy Committee. From 1994 to 1997, Mr. Hellwig served as a Portfolio Manager for Federated Investors, Inc. From 1986 to 1994, Mr. Hellwig held several positions within Boatmen's Investment Services and Boatmen's Trust including Director of Investment Research and Research Analyst. Prior to entering the investment industry, Mr. Hellwig served as a Vice President of Commercial Loans at a Midwestern bank. Mr. Hellwig received a B.S. in Business Administration in 1972 and an M.B.A. from Washington University in St. Louis, Missouri.

JOHN B. NORRIS, V - Mr. Norris is a Senior Vice President, Senior Portfolio Manager, Senior Fixed Income Strategist, and Chief Economist for Morgan Asset Management, Inc. He has more than thirteen years of experience in the investment management and research of money market and fixed-income securities. From 1999 to present, Mr. Norris has served as a Portfolio Manager at Morgan Asset

Management, Inc. and currently serves as the Portfolio Manager for the Morgan Keegan Select Limited Maturity Fixed Income Fund, Regions Morgan Keegan Select Fixed Income Fund, Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund, Regions Morgan Keegan Select Treasury Money Market Fund, Regions Morgan Keegan Select Government Money Market Fund and Regions Morgan Keegan Select LEADER Money Market Fund. From 1996 to 1999, Mr. Norris served as the Chief Investment Officer for a small trust company located in Birmingham, Alabama.
From 1992 to 1996, Mr. Norris served as an Investment Officer and Portfolio Manager for the trust department of a commercial bank located in Baltimore, Maryland. Mr. Norris received a B.A. in History from Wake Forest University in 1990 and an M.B.A. from the University of Baltimore in 1994.

JOHN B. RUSSELL - Mr. Russell is an Assistant Vice President and Portfolio Manager with Morgan Asset Management. Prior to joining Morgan Asset Management in 2002, Mr. Russell was part of a Financial Management program with WorldCom, Inc., a global telecommunications company. Mr. Russell graduated from Millsaps College with a B.B.A. and a second major in Spanish and received an M.B.A. from Millsaps College with a focus in Finance.

GEORGE R. MCCURDY, IV- Mr. McCurdy is an Assistant Portfolio Manager for Morgan Asset Management, Inc. He has more than seven years experience in investment management and banking. From 2005 to present, Mr. McCurdy has served as the Assistant Portfolio Manager for the Regions Morgan Keegan Select Treasury Money Market Fund and the Regions Morgan Keegan Select LEADER Money Market Fund. From 2003 to 2005, Mr. McCurdy served as an Equity Research Analyst and Portfolio Manager of personal trust accounts for Morgan Asset Management, Inc. From 2002 to 2003, Mr. McCurdy was an Accounting Manager for SouthTrust Bank, where his primary responsibilities were business unit profitability analysis and reporting. From 2000 to 2002, Mr. McCurdy worked as a Finance Officer with State Street Bank, where he focused on Investor Relations support and business unit reporting. Mr. McCurdy received a B.S. in Finance from the University of Alabama in 1997 and a M.B.A. from Auburn University at Montgomery in 1998.

The funds' Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and their ownership of securities in the funds.

TRANSFER AGENT. Morgan Keegan, located at Morgan Keegan Tower, 50 North Front Street, Memphis, TN 38103, is the funds' transfer agent and receives a fee for its services.

OTHER INFORMATION
-----------------

Please note that the funds maintain additional policies and reserve certain rights, including:

Fund shares may not be held in, or transferred to, an account with any firm other than Morgan Keegan or Regions Morgan Keegan Trust.

The funds may vary their initial or additional investment levels in the case of exchanges, reinvestments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and other similar programs.

At any time, the funds may change or discontinue their sales charge waivers and any of their order acceptance practices, and may suspend the sale of Shares or refuse a purchase order. Additionally, in accordance with applicable law, the funds may suspend the right of redemption.

To permit investors to obtain the current price, dealers are responsible for transmitting all orders to Morgan Keegan promptly.

Dealers may impose a transaction fee on the purchase or sale of Shares by shareholders.

PRIVACY POLICY NOTICE

The Regions Morgan Keegan Funds, their distributor (Morgan Keegan) and their agents (referred to as the "funds," "we" or "us") recognize that consumers

(referred to as "you" or "your") expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the funds' policy that governs the handling of your information, how the funds gather information, how that information is used and how it is kept secure.

INFORMATION THE FUNDS COLLECT

The funds collect nonpublic personal information about you from the following sources:

     o We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the funds' website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.
     o We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.
     o We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

INFORMATION SHARING POLICY

The funds may share the nonpublic personal information about you, as described above, with financial or nonfinancial companies or other entities, including companies that may be affiliated with the funds and other unaffiliated third parties, for the following purposes:

     o We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

     o We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

     o We may disclose all of the information we collect, as described above, to companies that perform marketing or other services on our behalf or to other financial institutions with whom we have agreements, for the limited purpose of jointly offering, endorsing or sponsoring a financial product or service. For example, we may share information about you for these limited purposes with the bank, broker-dealer or other financial intermediary through whom you purchased the funds' products or services, or with providers of marketing, legal, accounting or other professional services. The funds will not, however, disclose a consumer's account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the funds' use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

INFORMATION SECURITY

When the funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers' privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the funds and the third party service providers.

The funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. Each of the following sections explains an aspect of the funds' commitment to protecting your personal information and respecting your privacy.

EMPLOYEE ACCESS TO INFORMATION

All of the funds' employees must adhere to the funds' policy on confidentiality. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee's or agent's need to know the information in order to service a customer's account or comply with legal requirements.

VISITING THE FUNDS' WEBSITE

     o The funds' website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.
     o    Information or data entered into a website will be retained.
     o Where registration to a website or re-entering personal information on a website is required, "cookies" are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don't have to resubmit personal information. Cookies provide faster access into the website.
     o We may also collect non-personally identifiable Internet Protocol ("IP") addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-MAIL

If you have opted to receive marketing information from the funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the funds, we may, at your employer's request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as Social Security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms. You can also use customer service to do so. Call us toll-free at 1-877-757-7424.

SURVEYS/AGGREGATE DATA

Periodically, the funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The funds then generate reports that include aggregate data regarding their customers. Aggregate data classifies customer information in various ways but does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the funds' planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

CHANGES TO OUR PRIVACY STATEMENT

The funds reserve the right to modify or remove parts of this privacy statement at any time. Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

PROXY VOTING POLICIES AND PROCEDURES

The funds vote proxies related to portfolio securities according to a set of policies and procedures approved by the funds' Board of Trustees. A description of the policies and procedures may be obtained, without charge, by calling 1-800-564-2188 or by visiting the SEC's website at www.sec.gov. You may also view the proxy voting activity for each fund by visiting Regions' website at www.rmkfunds.com.

PORTFOLIO HOLDINGS INFORMATION

A description of the funds' policies and procedures with respect to disclosure of their portfolio securities is available in the funds' Statement of Additional Information.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX CONSIDERATIONS
-------------------------------------------------------------

DIVIDENDS AND CAPITAL GAINS
     FUND                          DIVIDENDS DECLARED AND PAID
     ----                          ---------------------------
     Growth & Income Fund                   quarterly
     Money Market Fund                    daily/monthly

In addition, each fund pays any capital gains at least annually, if applicable. Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you elect cash payments.

Every year, your fund will send you information detailing the amounts of dividends and net capital gain distributed to you for the previous year.

If you purchase shares just before a fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before a fund declares a dividend or capital gain. Contact your investment professional or the fund for information concerning when dividends and capital gains will be paid.

TAX EFFECTS OF DISTRIBUTIONS AND TRANSACTIONS.

The funds send you a timely statement of your account activity to assist you in completing your federal, state and local tax returns.

The funds distribute taxable dividends and capital gains. In general, any dividends and distributions of the excess of net short-term capital gain over net long-term capital loss you receive from a fund are taxable as ordinary income, except that a fund's dividends attributable to "qualified dividend income" (I.E., dividends received on stock of U.S. and certain foreign corporations with respect to which the fund satisfies certain holding period, debt-financing and other restrictions), the amount of which is not expected to be substantial for either fund, generally are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to the Shares on which the fund dividends were paid. Capital gains distributions are taxable at different rates depending upon the length of time a fund holds its assets. Distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gains, which also are subject to a 15% maximum federal income tax rate for individual shareholders to the extent the distributions are attributable to net capital gain the fund recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2009. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the fund, regardless of how long you have owned your shares.

Fund distributions are expected to be primarily dividends for the Money Market Fund and both dividends and capital gains for the Growth & Income Fund.

The sale (redemption) of fund Shares is a taxable event and may produce a gain or loss. For tax purposes, an exchange is treated the same as a sale. Any capital gain an individual shareholder recognizes on a redemption or exchange through December 31, 2008, of his or her fund Shares that have been held for more than one year will qualify for the 15% maximum rate. Short-term capital gains continue to be taxed at the ordinary income rate. Please consult your tax adviser regarding your federal, state, and local tax liability.

Unless your investment is in a tax-deferred account, you may want to avoid:

o Investing a large amount in a fund shortly before a capital gain distribution or dividend payment date because when the fund makes the distribution or payment, you will receive some of your investment back as a taxable distribution, or

o Selling shares of a fund at a loss for tax purposes and reinvesting in shares of that fund within 30 days before or after that sale, because such a transaction is considered a "wash sale," and you will not be allowed to deduct all or part of the tax loss.

Your investment in the funds could have additional tax consequences. Please consult your tax professional for assistance.

BACKUP WITHHOLDING. By law, the funds must withhold 28% of distributions and redemption proceeds otherwise payable to you if you have not provided complete, correct taxpayer identification information and 28% of your distributions if you are otherwise subject to backup withholding.

FINANCIAL HIGHLIGHTS
--------------------

The financial highlights are intended to help you understand the financial performance of the Trust's Class A and Class I shares for the funds described in this Prospectus. Each fund commenced investment operations on February 18, 2005 as the successor to a substantially similar investment company, as described above under "Risk/Return Profile--Performance Information" for each fund. As described above, each such fund succeeded to the financial history of its corresponding predecessor fund. The financial information for the years ended August 31, 2005 and 2004 has been derived from the Annual Report to Shareholders dated August 31, 2005 and the relevant predecessor fund's financial statements, both of which were audited by PricewaterhouseCoopers LLP ("PwC"), independent registered public accountants. Another independent registered public accounting firm served as such for the years ended August 31, 2003, August 31, 2002 and for the year or fiscal period ended August 31, 2001.

Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and disbursements). The information should be read in conjunction with the financial statements contained in the funds' Annual Report that are incorporated by reference into the Trust's Statement of Additional Information
(SAI) relating to the funds and available upon request.

                                            -------------------------------------------------------------------
GROWTH & INCOME FUND - CLASS A SHARES       Year Ended    Year Ended   Year Ended   Year Ended   Period Ended
                                            August 31,    August 31,   August 31,   August 31,    August 31,
                                               2005          2004         2003         2002         2001(1)
                                            -------------------------------------------------------------------
                                            -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $24.38        $22.68       $21.14       $25.50        $31.45
---------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)                0.27(6)     (0.12)(6)       0.18         0.17          0.18
  Net Realized and Unrealized Gains
 (Loss) on Investments                        3.15(6)     (1.73) (6)      1.55        (4.37)        (5.07)
                                            -------------------------------------------------------------------
Total from Investment Activities              3.42         1.85           1.73        (4.20)        (4.89)
                                            -------------------------------------------------------------------

LESS DIVIDENDS FROM:
  Net Investment Income                      (0.24)       (0.15)         (0.19)       (0.16)        (0.18)
  Net Realized Gains on Investments             --            --           --           --          (0.88)
---------------------------------------------------------------------------------------------------------------
  Total Dividend                             (0.24)       (0.15)         (0.19)       (0.16)        (1.06)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $27.56       $24.38         $22.68       $21.14        $25.50
---------------------------------------------------------------------------------------------------------------
  Total Return(2) (7)                        14.08%        8.16%          8.28%      (16.56)%      (15.93)%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000's)        $5,941      $12,445         $6,992       $4,402        $1,897
  Net Expenses to Average Net Assets(3)       1.42%        1.43%          1.44%        1.40%         1.45%
  Net Investment Income/(Loss) to Average
   Net Assets(3)                              0.95%        0.48%          0.96%        0.66%         0.55%
  Expenses to Average Net Assets(3) (4)       1.44         1.48%          1.52%        1.50%         1.55%
  Portfolio Turnover Rate(5)                    31%          10%            12%           4%            6%

     (1)  From commencement of operations on October 26, 2000.
     (2)  Not annualized for periods less than one year.
     (3)  Annualized for periods less than one year.
     (4) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
     (5) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between classes of shares issued.
     (6)  Per share data  calculated  using average  shares for the period.
     (7)  Total return excludes sales charges.

                                       ---------------------------------------------------------
GROWTH & INCOME FUND - CLASS I SHARES    Year        Year        Year        Year        Year
                                        Ended       Ended       Ended       Ended       Ended
                                        August      August      August      August      August
                                       31, 2005    31, 2004    31, 2003    31, 2002    31, 2001
                                       ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD    $24.42      $22.71        $21.17     $25.55      $34.97
------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)            0.34       (0.19)(5)      0.25       0.22        0.27
  Net Realized and Unrealized Gains
  (Loss) on Investments                   3.16        1.73 (5)      1.54      (4.38)      (8.52)
                                       ---------------------------------------------------------
Total from Investment Activities          3.50        1.92          1.79      (4.16)      (8.25)
                                       ---------------------------------------------------------

LESS DIVIDENDS FROM:
  Net Investment Income                  (0.33)      (0.21)        (0.25)     (0.22)      (0.29)
  Net Realized Gains on Investments       --          --            --         --         (0.88)
------------------------------------------------------------------------------------------------
  Total Dividends                        (0.33)      (0.21)        (0.25)     (0.22)      (1.17)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $27.59      $24.42        $22.71     $21.17      $25.55
------------------------------------------------------------------------------------------------
  Total Return(1)                       $14.39        8.48%         8.57%    (16.38)%    (23.98)%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000's)  $119,450    $136,532      $139,516   $134,134    $162,881
  Net Expenses to Average Net             1.15%       1.13%         1.14%      1.09%       1.00%
   Assets(2)
  Net Investment Income/(Loss) to         1.27%       0.77%         1.26%      0.95%       0.94%
   Average Net Assets(2)
  Expenses to Average Net Assets(2)(3)    1.31%       1.48%         1.52%      1.50%       1.45%
  Portfolio Turnover Rate(1) (4)            31%         10%           12%         4%          6%

(1)  Not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(4) Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between classes of shares issued.
(5)  Per share data calculated using average shares for the period.

                                            -------------------------------------------------------------------
MONEY MARKET FUND - CLASS A SHARES          Year Ended    Year Ended   Year Ended   Year Ended   Period Ended
                                            August 31,    August 31,   August 31,   August 31,    August 31,
                                               2005          2004         2003         2002         2001(1)
                                            ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00        $1.00         $1.00        $1.00         $1.00
---------------------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)                  0.02         --(5)         --(5)        0.01          0.04
  Net Realized and Unrealized Gains
  (Loss) on Investments                          --          --(5)         --(5)        --(5)         --(5)
                                            -------------------------------------------------------------------
Total from Investment Activities                0.02         --(5)         --(5)        0.01          0.04
                                            -------------------------------------------------------------------

LESS DIVIDENDS FROM:
  Net Investment Income                        (0.02)        --(5)         --(5)       (0.01)        (0.04)
---------------------------------------------------------------------------------------------------------------
  Total Dividends                                --          --(5)          --         (0.01)        (0.04)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00        $1.00         $1.00        $1.00         $1.00
---------------------------------------------------------------------------------------------------------------
  Total Return (2) (6)                          1.55%        0.20%         0.46%        1.24%         4.09%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000's)         $42,404      $68,301       $93,450     $110,085      $104,364
  Net Expenses to Average Net Assets(3)         1.06%        1.12%         1.16%        1.12%         1.08%
  Net Investment Income/(Loss) to Average       1.45%        0.19%         0.47%        1.24%         3.92%
   Net Assets(3)
  Expenses to Average Net Assets(3) (4)         1.23%        1.31%         1.34%        1.29%         1.26%

(1) From commencement of operations on October 4, 2000.
(2) Not annualized for periods less than one year.
(3) Annualized for periods less than one year.
(4) During the period, certain fees were voluntarily reduced.  If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(5) Amount less than $0.005.
(6) Total return excludes sales charge.

                                       ---------------------------------------------------------
MONEY MARKET FUND - CLASS I SHARES       Year        Year        Year        Year        Year
                                        Ended       Ended       Ended       Ended       Ended
                                        August      August      August      August      August
                                       31, 2005    31, 2004    31, 2003    31, 2002    31, 2001
                                       ---------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD     $1.00      $1.00       $1.00       $1.00      $1.00
------------------------------------------------------------------------------------------------

INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)           0.02        0.01        0.01        0.02       0.05
  Net Realized and Unrealized Gains
  (Loss) on Investments                  --(4)      --(4)       --(4)        --(4)      --(4)
                                       ---------------------------------------------------------
Total from Investment Activities         0.02        0.01        0.01        0.02       0.05
                                       ---------------------------------------------------------

LESS DIVIDENDS FROM:
  Net Investment Income                 (0.02)      (0.01)      (0.01)      (0.02)     (0.05)
  Net Realized Gains on Investments       --          --          --         --          --
------------------------------------------------------------------------------------------------
Total Dividends                         (0.02)      (0.01)      (0.01)      (0.02)     (0.05)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $1.00       $1.00       $1.00       $1.00      $1.00
------------------------------------------------------------------------------------------------
  Total Return (1)                       2.06%       0.70%       0.97%       1.75%      5.14%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000's)    $37,575  $120,022    $116,388    $178,515   $302,900
  Net Expenses to Average Net            0.55%       0.62%       0.66%       0.61%      0.54%
   Assets(2)
  Net Investment Income/(Loss) to        1.92%       0.70%       0.95%       1.81%      5.05%
   Average Net Assets(2)
  Expenses to Average Net Assets(2)(3)   0.86%       1.06%       1.09%       1.04%      0.99%

(1)  Not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(4)  Amount less than $0.005.

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The funds' Annual and Semi-Annual Reports to shareholders contain additional information regarding the funds' investments. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

[BACK COVER]

FOR ADDITIONAL INFORMATION
--------------------------

A Statement of Additional Information ("SAI"), dated January 1, 2006, containing further information about the funds has been filed with the Securities and Exchange Commission ("SEC") and, as amended or supplemented from time to time, is incorporated by reference in this prospectus.

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during its last fiscal year.

Free copies of the annual and semi-annual reports and SAI may be obtained:

     o    From  your  Morgan   Keegan   financial   advisor  or  Regions   trust
          administrator;

     o    By calling Morgan Keegan at 877-757-7424;

     o    By writing to Morgan Keegan at the address noted below; or

     o    By accessing the Edgar Database on the SEC's website at www.sec.gov

Information about the funds (including shareholder reports and the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain copies of this information, after you pay a duplicating fee, by e-mail request at publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Call 202-942-8090 for information on the Public Reference Room's operations and copying fees.

All shareholder inquiries can be made by contacting Morgan Keegan at the address listed below:

                          Morgan Keegan & Company, Inc.
                              50 North Front Street
                                Memphis, TN 38103
                                  800-366-7426

                              www.morgankeegan.com
                              --------------------

                    [LOGO Regions Morgan Keegan Select Funds]

                    Investment Company Act File No. 811-6511

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------


STATEMENT OF ADDITIONAL INFORMATION FOR


REGIONS MORGAN KEEGAN SELECT LEADER GROWTH & INCOME FUND
REGIONS MORGAN KEEGAN SELECT LEADER MONEY MARKET FUND

Each a series of Regions Morgan Keegan Select Funds, 50 North Front Street, Memphis, TN 38103.

This Statement of Additional Information ("SAI") is not a prospectus. Read this SAI in conjunction with the Prospectus for Regions Morgan Keegan Select Funds ("Trust"), dated January 1, 2006. This SAI incorporates by reference the Funds' Annual Report. Obtain a copy of the Prospectus or Annual Report without charge by calling 1-800-564-2188.

    THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS JANUARY 1, 2006.

                                TABLE OF CONTENTS

ADDITIONAL INFORMATION ABOUT THE FUNDS                                         1
How Are the Funds Organized?                                                   1
Securities in Which the Funds Invest                                           1
Investment Risks                                                              10
Investment Restrictions                                                       12
Determining the Market Value of Securities                                    15
Massachusetts Law                                                             17
Account and Share Information                                                 17
What are the Tax Consequences?                                                19
Who Manages the Funds?                                                        19
Investment Adviser                                                            29
How Do the Funds Measure Performance?                                         37
Record and Beneficial Owners of More Than 5% of the Funds' Shares             42
Financial Statements                                                          43

ADDITIONAL INFORMATION ABOUT THE FUNDS

HOW ARE THE FUNDS ORGANIZED?

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 15, 1991. Effective May 15, 1998, the Trust changed its name from "First Priority Funds" to "Regions Funds." Effective December 1, 2001, the Trust changed its name from "Regions Funds" to "Regions Morgan Keegan Select Funds." The Trust consists of eleven separate portfolios of securities which are as follows: Regions Morgan Keegan Select Treasury Money Market Fund; Regions Morgan Keegan Select LEADER Money Market Fund; Regions Morgan Keegan Select Limited Maturity Fixed Income Fund; Regions Morgan Keegan Select Fixed Income Fund; Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund; Regions Morgan Keegan Select Balanced Fund; Regions Morgan Keegan Select Value Fund; Regions Morgan Keegan Select Growth Fund; Regions Morgan Keegan Select Mid Cap Growth Fund; Regions Morgan Keegan Select Mid Cap Value Fund and Regions Morgan Keegan Select LEADER Growth & Income Fund.

On February 18, 2005, Regions Morgan Keegan Select LEADER Growth & Income Fund ("Growth & Income Fund") and Regions Morgan Keegan Select LEADER Money Market Fund ("Money Market Fund") (each a "Fund" and together, the "Funds"), each a series of the Trust, succeeded to the business of two corresponding series of the LEADER Mutual Funds. The Funds are diversified series of the Trust. Each Fund has its own investment objective and policies as described in the Funds' Prospectus. The Funds issue two classes of shares: Class A shares and Class I shares. This SAI relates only to the Funds.

SECURITIES IN WHICH THE FUNDS INVEST

The investment objective and policies of each Fund are summarized in the Prospectus and this SAI. The investment policies set forth in the Prospectus and this SAI may be changed by the Board of Trustees of the Funds (the "Board"), without shareholder approval, except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which in the Prospectus and this SAI means the lesser of (i) 67% of the shares of the Funds represented at a meeting at which 50% or more of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The investment objectives of the Growth & Income Fund are fundamental. The investment objective of the Money Market Fund is not fundamental, and may be changed without shareholder vote. Shareholders will receive 60 days' prior notice of any change in the investment objective of the Money Market Fund.


There is no assurance that any Fund will achieve its investment  objective.  The
Funds are permitted to invest in a variety of different securities and instruments, subject to the policies and limitations set forth in the Prospectus and this SAI. The Funds are not required, however, to use all of the different investment instruments and techniques described in the Prospectus or this SAI. Each Fund may also make additional types of investments, consistent with the Fund's investment objectives and policies.

U.S. Government Securities
--------------------------

As described in the Prospectus, each Fund may invest in U.S. Government Securities. The term "U.S. Government Securities" includes direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities and instrumentalities, including, among others, Fannie Mae, Ginnie Mae, the FHLMC, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Banks, the Tennessee Valley Authority, the Student Loan Marketing Association and the
Small Business Administration. More detailed information about some of these categories of U.S. Government Securities follows:

     o U.S. Treasury Bills - Direct obligations of the United States Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

     o U.S. Treasury Notes and Bonds - Direct obligations of the United States Treasury issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U.S. Government.

     o "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. Ginnie Mae guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by Ginnie Mae is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

     o "Fannie Maes" - Fannie Mae is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by Fannie Mae that are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Government.

     o "Freddie Macs" - The FHLMC is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent interests in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. Government.


As described in the Prospectus, U.S. Government Securities do not involve the level of credit risk associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.


When Issued Securities
----------------------

Each Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed-income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Funds' custodian and to maintain in that account cash, U.S. Government Securities or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. No income is generally earned on these securities until after delivery. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Convertible Securities
----------------------

The Growth & Income Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion feature. A convertible security will normally also provide a fixed-income stream. For this reason, a convertible security may not decline in price as rapidly as the underlying common stock.

The Adviser will select convertible securities to be purchased by the Growth & Income Fund based primarily upon its evaluation of the fundamental investment characteristics and growth prospects of the issuer of the security. As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and to decrease in value when interest rates rise. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. The Growth & Income Fund will generally not purchase any convertible security that is rated below BBB by Standard & Poor's or Baa by Moody's (or that is unrated but determined by Adviser to be comparable in quality to securities rated below BBB or Baa), if as a result of such purchase more than 5% of the Fund's total assets would be invested in such securities. Securities rated BBB or Baa or lower (and comparable unrated securities) have speculative characteristics. Unfavorable changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer of these securities to make principal and interest payments than is the case with higher quality securities.

Repurchase Agreements
---------------------

Each Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the Investment Company Act of 1940, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Funds the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government or the issuer of any other high quality money market instrument underlying the agreement, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement. The Funds will enter into repurchase agreements only where the market value of the underlying security equals or exceeds the repurchase price, and the Fund will require the seller to provide additional collateral if this market value falls below the repurchase price at any time during the term of the repurchase agreement.


Loans of Portfolio Securities
-----------------------------

Each Fund may lend its portfolio securities to broker-dealers under contracts calling for cash or eligible liquid securities as collateral equal to at least the market value of the securities loaned, marked to the market on a daily basis. A Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds, subject to the investment restrictions listed above. Any voting rights, or rights to consent, relating to securities loaned pass to the borrowers. However, if a material event affecting the investment occurs, such loans may be called so that the securities may be voted by the Fund. The Funds pay various fees in connection with such loans. If the borrower of the security does not redeliver the loaned securities as required by the terms of the loan, the Fund has rights to sell the collateral. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the collateral while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement.


Options
-------

The Growth & Income Fund may engage in options transactions for hedging purposes. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options may be traded on or off an established securities exchange. The Fund may engage in both types of options.

If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. The Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option.

The successful use of options depends in part on the ability of Adviser to forecast correctly the direction and extent of interest rate or stock price movements within a given time frame. To the extent interest rates or stock prices move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or stock prices move during the period that the Fund holds options positions, the Fund will pay the cost of acquiring those positions
(brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

An over-the-counter option (an option not traded on an established exchange) may be closed out only with the other party to the original option transaction. While the Fund will seek to enter into over-the counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the-counter options are not subject to the protections afforded purchasers of exchange-listed options by the Options Clearing Corporation or other clearing organization.

The staff of the SEC has taken the position that over-the-counter options should be treated as illiquid securities for purposes of the Fund's investment restriction prohibiting it from investing more than 15% of its net assets in illiquid securities. The Fund intend to comply with this position.

Futures And Related Options Transactions
----------------------------------------

A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without actually delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

The Growth & Income Fund may buy or sell futures contracts relating to U.S. Government Securities, and may buy or sell options on such futures contracts. In addition, the Growth & Income Fund may buy or sell futures contracts relating to stock indexes, and may buy or sell options on such futures contracts.

The Growth & Income Fund may use futures contracts to "hedge" against the adverse effects of broad movements in the securities markets or changes in the value of specific securities. For example, to protect against the fall in the value of its investments in long-term debt securities that would result from an increase in interest rates, the Fund might sell futures contracts with respect to U.S. Government Securities. Then if interest rates do rise and the value of the securities declines, the value of the futures contracts should increase. Likewise, if the Fund holds cash reserves and short-term investments and Adviser expects interest rates to fall, the Fund might purchase futures contracts on U.S. Government Securities. If, as expected, the market value both of long-term debt securities and futures contracts with respect thereto increases, the Fund would benefit from a rise in the value of long-term securities without actually buying them until the market had stabilized. The Growth & Income Fund could make similar use of stock index futures, to hedge against broad movements in stock market values.

Options on futures contracts may also be used for hedging. For example, if the value of the Growth & Income Fund's portfolio securities is expected to decline as a result of an increase in interest rates, the Fund might purchase put options on futures contracts rather than selling futures contracts. Similarly, to hedge against an anticipated increase in the price of long-term debt securities, the Fund might purchase call options as a substitute for the purchase of futures contracts.

When the Fund enters into a futures contract, it is required to deposit with the broker as "initial margin" an amount of cash or short-term U.S. Government Securities equal to approximately 5% of the contract amount. That amount is adjusted by payments to or from the broker ("variation margin") as the value of the contract changes. The Fund will not purchase or sell futures contracts or related options if as a result the Fund's initial margin deposits plus premiums paid for outstanding related options would be greater than 5% of the Fund's total assets. Further information concerning futures contracts and options on futures contracts is set forth below.


Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of commodity or financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the underlying commodity or financial instrument in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until at or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. A stock index futures contract is similar except that the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. Futures contracts are traded only on commodity exchanges - known as "contract markets" - approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of a contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, it realizes a loss.

The purchase of (that is, assuming a long position in) or sale of (that is, assuming a short position in) a futures contract differs from the purchase or sale of a security or an option, in that no price or premium is paid or received. Instead, an amount of cash or U.S. Treasury bills generally not exceeding 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.


The Growth & Income Fund may engage in transactions in futures contracts for the purpose of hedging against changes in the values of securities. The Fund may sell such futures contracts in anticipation of a decline in the value of its investments. The risk of such a decline could be reduced without employing futures as a hedge by selling long-term debt securities or equity securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce the Fund's average yield (with respect to futures on debt securities) as a result of the shortening of maturities. The sale of futures contracts provides an alternative means of hedging the Fund against a decline in the value of its investments in debt or equity securities. As such values decline, the value of the Fund's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the securities that are being hedged. While the Fund will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of debt or equity securities. Employing futures as a hedge may also permit the Fund to assume a defensive posture without reducing its yield on its investments.


Stock Index Futures. A stock index assigns relative values to the common stocks included in the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.


The Growth & Income Fund may engage in transactions in stock index futures contracts only for hedging purposes. Examples of the use of such contracts for hedging purposes include (1) the sale of a futures contract to offset possible declines in the value of securities the Fund owns and (2) the purchase of a futures contract when the Fund holds cash and seeks to protect against the possibility that the equity markets will rise before the Fund has had the opportunity to invest the cash in equity securities. As discussed below under "Risk Factors in Options and Futures Transactions," the Fund will generally not own (or intend to own) all of the securities in the index that is the subject of the futures contract. Thus, hedging through stock index futures involves significant "correlation risk."

Call Options on Futures Contracts. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying securities or index, it may be more or less risky than ownership of the futures contract or underlying securities. As with the purchase of a futures contract, the Growth & Income Fund may purchase a call option on a futures contract to hedge against a market advance when the Fund is not fully invested.

Put Options on Futures Contracts. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. The Growth & Income Fund may purchase put options on futures contracts to hedge against the risk of rising interest rates or declines in stock market prices. The Growth & Income Fund may purchase put options on futures contracts for the same reasons as they would sell futures contracts.

Limitations On The Use Of Options And Futures Portfolio Strategies
------------------------------------------------------------------

The Growth & Income Fund will not "over-hedge"; that is, the Fund will not will maintain open short positions in futures contracts if, in the aggregate, the value of its open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical volatility relationship between the portfolio and futures contracts.

The Fund's ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in certain options and futures are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, the Fund's ability to engage in options and futures transactions may be limited by tax considerations, CFTC rules and transaction costs.


Risk Factors In Options And Futures Transactions
------------------------------------------------

OPTIONS TRANSACTIONS. An exchange-traded option may be closed out only on a national securities exchange (an "Exchange"), which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to realize any profit. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing
Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

The Exchanges have established limitations governing the maximum number of options that may be written by an investor or group of investors acting in concert. It is possible that the Funds, Adviser and its affiliates and their other clients may be considered to be such a group. These position limits may restrict the Funds' ability to purchase or sell options on a particular security.


FUTURES TRANSACTIONS. Investment by the Growth & Income Fund in futures contracts involves risk. Some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. For example, if the price of the futures contract moves more than the price of the hedged security, the Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged security is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of a futures contract approaches.

Futures contracts or options thereon may be used to hedge against a possible increase in the price of securities that the Fund anticipates purchasing. In such instances, it is possible that the market may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market decline or for other reasons, the Fund may realize a loss on the futures contract or option that is not offset by a reduction in the price of securities purchased.

The amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges, which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days.

The successful use of transactions in futures and related options also depends on the ability of Adviser to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates or stock index levels remain stable during the period in which a futures contract or related option is held by the Fund or such rates or index levels move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

Mortgage-Backed And Other Asset-Backed Securities
-------------------------------------------------

The Money Market Fund may invest in various types of asset-backed securities. Asset-backed securities are created by the grouping of certain governmental, government-related or private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different classes of debt securities, with some classes entitled to receive regular installments of principal and interest, other classes entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other classes entitled to receive payments of principal and accrued interest only at maturity or upon specified call dates. Different classes of securities will bear different interest rates, which may be fixed or floating. Certain classes may be entitled to receive only interest, or only principal; the value of these classes may fluctuate dramatically during periods when market interest rates are changing.

Because the loans held in an asset pool often may be prepaid without penalty or premium (with prepayments passed through to the holders of the asset-backed securities), asset-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. For example, prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations ("CMOs") (see below), prepayments may be allocated to one class of securities ahead of other classes, in order to reduce the risk of prepayment for the other classes. Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to shareholders.


CMOs are bonds issued by single purpose finance subsidiaries or trusts established by financial institutions, government agencies, brokerage firms or companies related to the construction industry. CMOs purchased by the Fund may be:

           o collateralized by pools of mortgages in which every mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;

           o collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer of the CMO and such guarantee is collateralized by government securities; or

           o securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.


The Fund will invest no more than 25% of its total assets in CMOs.

The Fund may invest in non-mortgage related asset-backed securities, including interests in pools of receivables, such as credit card or other accounts receivable, student loans or motor vehicle and other installment purchase obligations and leases. The securities, which are generally issued by non-governmental entities and carry no direct or indirect government guarantee, are structurally similar to collateralized mortgage obligations and mortgage pass-through securities. Like mortgage-backed securities, other asset-backed securities are typically subject to substantial prepayment risk.


Many mortgage-backed securities are issued or guaranteed by a U.S. Government agency or instrumentality, such as Ginnie Mae, Fannie Mae or FHLMC.

The credit characteristics of mortgage-backed and other asset-backed securities differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities (other than those issued or guaranteed by a U.S. Government agency or instrumentality) depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

Investments in Other Investment Companies
-----------------------------------------

Each Fund may invest up to 10% of its total assets in securities of other investment companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees and other operating expenses of that investment company, which are in addition to the management fees the Fund pays Adviser and the Fund's other expenses.

Portfolio Turnover
------------------

The Funds may sell a portfolio investment soon after its acquisition if the Adviser believes that such a disposition is consistent with the Funds' investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. As a result of the Funds' investment policies, the Funds' portfolio turnover rate may change from year to year due to a variety of factors, including general market conditions, and may be higher than that of other mutual funds. The portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year.

INVESTMENT RISKS

There are many factors which may affect an investment in a Fund. The Funds' principal risks are described in their prospectus. Additional risk factors are outlined below.

Liquidity Risks
---------------

     o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

     o Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses.

     o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Interest Rate Risks
-------------------

     o Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

     o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Bond Market Risks
-----------------

     o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

     o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
------------

     o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

     o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the credit assessment of the Adviser.

     o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

     o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Call Risks
----------

     o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

     o If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
----------------

     o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

Risks Associated with Complicated CMOs
--------------------------------------

     o CMOs with complicated terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

Leverage Risks
--------------

     o Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Sector Risks
------------

     o When a Fund emphasizes its investments in securities of issuers in a particular industry, the Fund's performance is closely tied to events in that industry.


Investment Limitations
----------------------


In addition to its investment objectives and policies set forth in the Prospectus, each Fund is subject to various other investment restrictions and policies. Two sets of investment restrictions and policies are set forth below - one set for the Growth & Income Fund, and one set for the Money Market Fund. Those restrictions and policies that are fundamental cannot be changed with respect to a Fund without shareholder approval.


Except as otherwise stated, all percentage limitations set forth in this SAI and/or the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

INVESTMENT RESTRICTIONS


Growth & Income Fund -

          Fundamental Policies:
          ---------------------

          The Growth & Income Fund will:


          (1) not act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

          (2) not invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent any Fund from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

          (3) not make loans. (For purposes of this investment restriction, the following will not be considered the making of a loan: (a) entering into repurchase agreements, (b) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or a type commonly purchased by financial institutions, and (c) lending portfolio securities.)

          (4) not purchase any security (other than U.S. Government Securities) if, as a result, 25% or more of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

          (5) not borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

          (6) not purchase securities on margin (except such short term credits as are necessary for clearance of transactions); or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

          (7) not issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by non-fundamental restriction
          (6) below; any borrowing permitted by fundamental restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

          (8) be a  "diversified"  Fund as such term is  defined  under the 1940
          Act.

          Non-Fundamental Policies:
          -------------------------

          The Growth & Income Fund will:

          (1) not invest in companies for the purpose of exercising control or management.

          (2) not purchase any security (other than a U.S. Government Security) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer.

          (3) not invest more than 5% of its total assets (taken at current value) in securities of companies that (with predecessor companies) have a record of less than three years of continuous operations.

          (4) not acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues as a single class and all debt issues as a single class) or acquire more than 10% of the outstanding voting securities of an issuer.

          (5) not invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions or in connection with a merger, consolidation or similar transaction. (Under the 1940 Act, the Fund generally may not: (a) invest more than 10% of its total assets (taken at current value) in such securities; (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value); or (c) own more than 3% of the outstanding voting stock of any one investment company.)

          (6) not pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that the Fund may pledge assets having a value not exceeding 10% of its total assets to secure borrowings permitted by fundamental restriction (5) above. (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)


          (7) not purchase or retain securities of an issuer if officers of the Trust and officers and directors of its investment adviser who individually own more than 1/2 of 1% of the shares or securities of such issuer together own more than 5% of such shares or securities.

          (8) not  participate  on a joint or  joint  and  several  basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Adviser or its affiliates or accounts under their management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

          (9) not purchase any illiquid security if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities; provided, however, that no more than 10% of the Fund's total assets may be invested in the aggregate in (a) restricted securities, (b) securities of companies that (with predecessor companies) have a record of less than three years of continuous operations and (c) securities that are not readily marketable.


          (10) not write or purchase puts, calls or combinations of both except that the Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (b) write, purchase and sell put and call options on securities, securities indices or futures contracts and (c) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

The Growth & Income Fund intends, based on the views of the staff of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to 15% of the Fund's net assets.

Although authorized to invest in restricted securities, the Growth & Income Fund, as a matter of non-fundamental operating policy, currently does not intend to invest in such securities in the coming year. Although authorized to make short sales subject to the condition specified in fundamental restriction (6) above, the Growth & Income Fund as a matter of non-fundamental operating policy currently does not intend to make such short sales in the coming year. Although authorized under non-fundamental restriction (10) above to write, purchase and sell put and call options on currencies and to enter into currency forward contracts, the Growth & Income Fund, as a matter of non-fundamental operating policy, currently does not intend to do so in the coming year.

Money Market Fund -

          Fundamental Policies:
          ---------------------

          The Money Market Fund will:


          (1) not purchase any security if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. This restriction does not apply to U.S. Government Securities and bank obligations. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents.

          (2) not purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales.

          (3) not borrow money, except as a temporary measure for extraordinary or emergency purposes (but not for the purpose of investment), in excess of 10% of its total assets (taken at cost) or 5% of such total assets (taken at current value), whichever is lower.

          (4) not make loans. (For purposes of this investment restriction, the following will not be considered the making of a loan: (a) entering into repurchase agreements, (b) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or a type commonly purchased by financial institutions, and (c) lending portfolio securities.)

          (5) not buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contractors or real estate. This restriction does not prevent the Fund from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts.

          (6) not act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

          (7) not issue senior securities. (For the purpose of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by non-fundamental restriction
          (3) below; any borrowing permitted by fundamental restriction (3) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variational margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)


          (8) be a  "diversified"  Fund as such term is  defined  under the 1940
          Act.

          Non-Fundamental Policies:
          -------------------------

          The Money Market Fund will:

          (1) not purchase any security (other than U.S. Government Securities and repurchase agreements relating thereto) if, as a result, more than 5% of the Fund's total assets (taken at current value) would be invested in securities of a single issuer. This restriction applies to securities subject to repurchase agreements but not to the repurchase agreements themselves.

          (2) not acquire more than 10% of the total value of any class of the outstanding securities of an issuer or acquire more than 10% of the outstanding voting securities of an issuer. This restriction does not apply to U.S. Government Securities.

          (3) not pledge, mortgage or hypothecate more than 10% of its total assets (taken at cost).

          (4) not make investments for the purpose of exercising control or management.

          (5) not  participate  on a joint or  joint  and  several  basis in any trading account in securities (the "bunching" of orders for the purchase or sale of portfolio securities with other accounts under the management of Regions Financial Corporation to reduce acquisition costs, to average prices among them, or to facilitate such transactions, is not considered participating in a trading account in securities).

          (6) not write or purchase puts, calls or combinations thereof; except that the Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, and (b) write, purchase and sell put and call options on securities, securities indices, futures contracts and currencies.

The Money Market Fund will not purchase any security restricted as to disposition under federal securities laws if, as a result, more than 10% of the Fund's net assets would be invested in such securities or in other securities that are illiquid.

The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are "illiquid" securities. The Money Market Fund currently intends to conduct its operations in a manner consistent with this view. In addition, certain loan participations may be "illiquid" securities for this purpose.

DETERMINING MARKET VALUE OF SECURITIES

Use Of The Amortized Cost Method (Money Market Fund Only)
---------------------------------------------------------

The Board has decided that the best method for determining the value of portfolio instruments for the Money Market Fund is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Money Market Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with the provisions of Rule 2a-7 (the "Rule") promulgated by the SEC under the Act. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value ("NAV") per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.

Under the Rule, the Money Market Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The Money Market Fund acquires instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Fund treats demand features and standby commitments as part of the underlying instruments because the Fund does not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Fund defines demand features and standby commitments as puts, the Fund does not consider them to be corporate investments for purposes of their investment policies.

Monitoring Procedures. The Board's procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

Investment Restrictions. The Rule requires that the Money Market Fund limits its investments to instruments that, in the opinion of the Board, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Board must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable NAV of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by the Fund.

Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days for the Money Market Fund, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Money Market Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7.

Under the amortized cost method of valuation, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Money Market Fund, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

Market Values (Growth & Income Fund)
------------------------------------

Market values of the Fund's portfolio securities are determined as follows:


Securities for which the primary market is on an exchange (domestic or foreign) and securities included within the NASDAQ market shall be valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the last quoted bid price.

Securities that are traded in the OTC market shall be valued at the last quoted bid price.

Equity and debt securities issued in private placements shall be valued on the bid side by a primary market dealer.

U.S. Government securities for which market quotations are available shall be valued at a price provided by an independent pricing service or primary market dealer.

Short-term debt securities with remaining maturities of more than 60 days, for which market quotations are readily available, shall be valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of 60 days or less shall each be valued at cost with interest accrued or discount amortized to the date of maturity, unless such valuation, in the judgment of the Adviser, does not represent market value.

Securities which are valued in accordance herewith in a currency other than U.S. dollars shall be converted to U.S. dollar equivalents at a rate obtained from a recognized bank, dealer or independent service on the day of valuation.


When price quotations for certain securities are not readily available or if the available quotations are not believed to be reflective of market value, those securities shall be valued at "fair value" as determined in good faith by the

Adviser's Valuation Committee. Such determinations shall be made in accordance with procedures approved by the Board. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.


There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

MASSACHUSETTS LAW

Under certain circumstances, shareholders of the Trust may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them.

Voting Rights
-------------

Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All classes of each Fund have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of each Fund's outstanding shares of all series entitled to vote.

ACCOUNT AND SHARE INFORMATION

How are the Funds Sold?
-----------------------

Under the Underwriting Agreement with the Trust, Morgan Keegan & Company, Inc. ("Distributor"), the Funds' distributor, located at 50 North Front Street, Memphis, TN 38103, offers shares on a continuous, best-efforts basis.

Rule 12b-1 Plan (Class A Shares)
--------------------------------

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing copies of the Prospectus, and providing incentives to investment professionals) to promote sales of shares so that overall Fund assets are maintained or increased, which can achieve economies of scale, reduce per-share expenses, and provide cash for orderly portfolio management and share redemptions. Also, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor for more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For the fiscal year ended August 31, 2005, the Class A shares of the Funds' or their predecessors paid Rule 12b-1 fees to BISYS Fund Services, Limited Partnership ("BISYS, LP"), the Funds' former distributor, and to Morgan Keegan & Company Inc. ("Morgan Keegan"), the Funds' current distributor pursuant to its Rule 12b-1 Plan in the amounts listed below.

                                  12b-1 Fees Paid             12b-1 Fees Paid
                                    to BISYS, LP              to Morgan Keegan

Growth & Income Fund                  $18,277                      $8,964
Money Market Fund                     $143,720                    $122,662

During the fiscal year ended August 31, 2005, the expenses of BISYS, LP and Morgan Keegan relating to the Class A Shares of each Fund's 12b-1 plan were as follows:

                                    Expenses Paid              Expenses Paid
                                     to BISYS, LP             to Morgan Keegan

Growth & Income Fund

Compensation to broker-dealers         $16,449                     $8,068
Miscellaneous/Other                     $1,828                      $896


Money Market Fund

Compensation to broker-dealers         $129,348                   $110,396
Miscellaneous/Other                    $14,372                    $12,266

Supplemental Payments
---------------------

Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of the Trust assets. The Distributor may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive payments under the Rule 12b-1 Plan and/or service fees.


How to Buy Shares?
------------------

You may contact the Distributor to request a purchase of shares in an exchange for securities you own. The Trust reserves the right to determine whether to accept your securities and the minimum market value to accept. The Trust will value your securities in the same manner as they value the Funds' assets. This exchange is treated as a sale of your securities for federal tax purposes.



Redemption In Kind
------------------

Although the Funds intend to pay share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Trust has elected to be governed by Rule 18f-1 under the Act, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net assets represented by such share class during any 90-day period.

Any share redemption payment greater than this amount will also be in cash unless the Board determines that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as a Fund determines its NAV. The portfolio securities will be selected in a manner that the Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their portfolio securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.

WHAT ARE THE TAX CONSEQUENCES?

Federal Income Tax
------------------

The Funds will pay no federal income tax because each Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code ("Code") applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by each Fund. Each Fund is entitled to a loss carryforward, which may reduce the taxable income or gain that each Fund would realize, and to which the shareholder would be subject, in the future.

The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Funds if the Funds were a regular corporation, and to the extent designated by the Funds as so qualifying. Otherwise, these dividends and any short-term capital gains are taxable as ordinary income.

Capital Gains
-------------

Capital gains, when experienced by the Funds, could result in an increase in dividends. Capital losses could result in a decrease in dividends. When a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

WHO MANAGES THE FUNDS?

Trustees And Officers
---------------------

The officers of the Trust are responsible for the operation of those companies under the direction of the Board. The officers and Trustees of the Trust and their principal occupations during the past five years are set forth below. Each Trustee and officer will hold office until his successor is duly elected and qualified, or until he resigns or is removed in the manner provided by law. The address of each officer and Trustee is Morgan Keegan Tower, 50 North Front Street, Memphis, Tennessee 38103.

An asterisk (*) in the tables below indicates officers and/or Trustees who are "interested persons" of the Funds as defined in the 1940 Act by virtue of their positions with Morgan Keegan & Company, Inc. or the Adviser.

                     POSITION(S)                                    NUMBER OF
                      HELD WITH                                   PORTFOLIOS IN
                      FUNDS AND      PRINCIPAL OCCUPATION         FUND COMPLEX
                      LENGTH OF          DURING PAST FIVE          OVERSEEN BY       OTHER DIRECTORSHIP
 NAME AND AGE(1)     TIME SERVED               YEARS                 TRUSTEE           HELD BY TRUSTEE

Interested
----------
Trustees
--------

Allen B. Morgan,    Trustee          Mr.   Morgan   has   been         17             Regions Financial
Jr.*                (Since 2003)     Chairman of Morgan Keegan                        Corporation
Age 63                               &  Company,   Inc.  since
                                     1969    and     Executive
                                     Managing    Director   of
                                     Morgan  Keegan & Company,
                                     Inc.  since 1969. He also
                                     has  served as a Director
                                     of      Morgan      Asset
                                     Management,  Inc.  and of
                                     Regions         Financial
                                     Corporation   since  1993
                                     and 2001, respectively.

J. Kenneth          Trustee          Mr.   Alderman  has  been         17                   None
Alderman*           (Since 2003)     President    of   Regions
Age 53                               Morgan    Keegan    Trust
                                     Company     and     Chief
                                     Executive    Officer   of
                                     Morgan Asset  Management,
                                     Inc.  since 2002.  He has
                                     been    Executive    Vice
                                     President    of   Regions
                                     Financial     Corporation
                                     since   2000.   He  is  a
                                     Certified          Public
                                     Accountant  and Chartered
                                     Financial Analyst.

Independent
-----------
Trustees
--------

Jack R. Blair       Trustee          Mr.   Blair   serves   as         17             NuVasive, Inc., Buckman
Age 63              (Since 2005)     non-executive Chairman of                        Laboratories, Inc., and
                                     DJ Orthopedics,  Inc. Mr.                        ActiveImplants
                                     Blair      served      as                        Corporation.
                                     non-executive Chairman of
                                     SCB Computer  Technology,
                                     Inc. from  September 2000
                                     until March 2004 when the
                                     company  was  acquired by
                                     CIBER, Inc.

                     POSITION(S)                                    NUMBER OF
                      HELD WITH                                   PORTFOLIOS IN
                      FUNDS AND      PRINCIPAL OCCUPATION         FUND COMPLEX
                      LENGTH OF        DURING PAST FIVE            OVERSEEN BY       OTHER DIRECTORSHIP
 NAME AND AGE(1)     TIME SERVED            YEARS                    TRUSTEE           HELD BY TRUSTEE
Albert C. Johnson   Trustee          Mr.  Johnson  has been an         17             Books-A-Million, Inc.
Age 47              (Since 2005)     independent     financial                        since 2005.
                                     consultant since 1998. He
                                     was Senior Vice President
                                     and    Chief    Financial
                                     Officer      of      Dunn
                                     Investment        Company
                                     (construction)  from 1994
                                     to 1998. He also was with
                                     Arthur  Andersen LLP from
                                     1965 to 1994, retiring as
                                     the  Managing  Partner of
                                     the   firm's   Birmingham
                                     Office.

James Stillman      Trustee          Mr.   McFadden  has  been         17                   None
R. McFadden (2)     (Since 2003)     Chief Manager of McFadden
Age 48                               Communications,       LLC
                                     (commercial     printing)
                                     since 2002 and  President
                                     and   Director  of  1703,
                                     Inc.          (restaurant
                                     management)  since  1998.
                                     He also has  served  as a
                                     Director    for   several
                                     private  companies  since
                                     1997.

Mary S. Stone       Trustee          Ms.  Stone  has  held the         17                   None
Age 55              (Since 2003)     Hugh Culverhouse  Endowed
                                     Chair of  Accountancy  at
                                     the     University     of
                                     Alabama,      Culverhouse
                                     School   of   Accountancy
                                     since 1981. She is also a
                                     member    of    Financial
                                     Accounting      Standards
                                     Advisory Council,  AICPA,
                                     Accounting      Standards
                                     Executive  Committee  and
                                     AACSB       International
                                     Accounting  Accreditation
                                     Committee.

                     POSITION(S)                                    NUMBER OF
                      HELD WITH                                   PORTFOLIOS IN
                      FUNDS AND      PRINCIPAL OCCUPATION         FUND COMPLEX
                      LENGTH OF        DURING PAST FIVE            OVERSEEN BY       OTHER DIRECTORSHIP
 NAME AND AGE(1)     TIME SERVED            YEARS                    TRUSTEE           HELD BY TRUSTEE
W. Randall          Trustee          Mr.   Pittman   has  been         17                   None
Pittman,            (Since 2003)     Chief  Financial  Officer
Age 51                               of     Emageon,      Inc.
                                     (healthcare   information
                                     systems) since 2002. From
                                     1999  to  2002,   he  was
                                     Chief  Financial  Officer
                                     of               BioCryst
                                     Pharmaceuticals,     Inc.
                                     (biotechnology).     From
                                     1998  to  1999,   he  was
                                     Chief  Financial  Officer
                                     of   ScandiPharm,    Inc.
                                     (pharmaceuticals).   From
                                     1995 to 1998,  he  served
                                     as Senior Vice  President
                                     - Finance  of  CaremarkRx
                                     (pharmacy         benefit
                                     management). From 1983 to
                                     1995,   he  held  various
                                     positions   with  AmSouth
                                     Bancorporation      (bank
                                     holding         company),
                                     including  Executive Vice
                                     President and Controller.
                                     He is a Certified  Public
                                     Accountant,  and was with
                                     the  accounting  firm  of
                                     Ernst &  Young,  LLP from
                                     1976 to 1983.

Archie W. Willis    Trustee          Mr.   Willis   has   been         17             Memphis Telecom, LLC
III                 (Since 2003)     President   of  Community                        since 2001.
Age 47                               Capital        (financial
                                     advisory  and real estate
                                     development   consulting)
                                     since   1999   and   Vice
                                     President   of  Community
                                     Realty    Company   (real
                                     estate  brokerage)  since
                                     1999. He was a First Vice
                                     President    of    Morgan
                                     Keegan  &  Company,  Inc.
                                     from 1991 to 1999.

                     POSITION(S)                                    NUMBER OF
                      HELD WITH                                   PORTFOLIOS IN
                      FUNDS AND      PRINCIPAL OCCUPATION         FUND COMPLEX
                      LENGTH OF        DURING PAST FIVE            OVERSEEN BY       OTHER DIRECTORSHIP
 NAME AND AGE(1)     TIME SERVED            YEARS                    TRUSTEE           HELD BY TRUSTEE
Officers
Carter  E.          President        From 2002 to present, Mr.         N/A                  N/A
Anthony*            (Since 2003)     Anthony   has  served  as
Age 61                               President    and    Chief
                                     Investment   Officer   of
                                     Morgan  Asset  Management
                                     Inc. From  2000-2002,  he
                                     served as Executive  Vice
                                     President and Director of
                                     Capital Management Group,
                                     Regions         Financial
                                     Corporation. From 1989 to
                                     2000 Mr. Anthony was Vice
                                     President-Trust
                                     Investments,     National
                                     Bank of Commerce.

Thomas R. Gamble*   Vice-President   Mr.  Gamble  has  been an         N/A                  N/A
Age 62              (Since 2003)     executive    at   Regions
                                     Financial     Corporation
                                     since  1981.   He  was  a
                                     Corporate   IRA   Manager
                                     from  2000 to 2001  and a
                                     Senior  Vice  President &
                                     Manager    of    Employee
                                     Benefits      at      the
                                     Birmingham          Trust
                                     Department   of   Regions
                                     Bank  from  1981 to 2000.

Charles D.          Secretary and    Mr. Maxwell has been              N/A                  N/A
Maxwell*            Assistant        a  Managing  Director  of
Age 51              Treasurer of     Morgan  Keegan & Company,
                    Trust (Since     Inc.   since   1998   and
                    2003)            Assistant  Treasurer  and
                                     Assistant   Secretary  of
                                     Morgan  Keegan & Company,
                                     Inc.  since 1994.  He has
                                     been     Secretary    and
                                     Treasurer of Morgan Asset
                                     Management,   Inc.  since
                                     1993.  He was Senior Vice
                                     President    of    Morgan
                                     Keegan  &  Company,  Inc.
                                     from  1995 to  1997.  Mr.
                                     Maxwell   was  also  with
                                     Ernst       &       Young
                                     (accountants)  from  1976
                                     to 1986 and  served  as a
                                     senior  manager from 1984
                                     to 1986.

                     POSITION(S)                                    NUMBER OF
                      HELD WITH                                   PORTFOLIOS IN
                      FUNDS AND      PRINCIPAL OCCUPATION         FUND COMPLEX
                      LENGTH OF        DURING PAST FIVE            OVERSEEN BY       OTHER DIRECTORSHIP
 NAME AND AGE(1)     TIME SERVED            YEARS                    TRUSTEE           HELD BY TRUSTEE
Joseph C. Weller*   Treasurer of     Mr.   Weller   has   been         N/A                  N/A
Age 66              Trust (Since     Executive  Vice President
                    2003)            and    Chief    Financial
                                     Officer of Morgan  Keegan
                                     &  Company,   Inc.  since
                                     1969,    Treasurer    and
                                     Secretary    of    Morgan
                                     Keegan  &  Company,  Inc.
                                     since 1969 and  Executive
                                     Managing    Director   of
                                     Morgan  Keegan & Company,
                                     Inc.  since 1969. He also
                                     has  served as a Director
                                     of      Morgan      Asset
                                     Management,   Inc.  since
                                     1993.

J. Thompson         Assistant        Mr.  Weller  has  been  a         N/A                  N/A
Weller*             Secretary        Managing   Director   and
Age 40              (Since 2003)     Controller    of   Morgan
                                     Keegan  &  Company,  Inc.
                                     since  October  2001.  He
                                     was Senior Vice President
                                     and  Controller of Morgan
                                     Keegan  &  Company,  Inc.
                                     from   October   1998  to
                                     October 2001,  Controller
                                     and First Vice  President
                                     from   February  1997  to
                                     October 1998,  Controller
                                     and Vice  President  from
                                     1995 to February 1997 and
                                     Assistant Controller from
                                     1992 to 1995.

                     POSITION(S)                                    NUMBER OF
                      HELD WITH                                   PORTFOLIOS IN
                      FUNDS AND      PRINCIPAL OCCUPATION         FUND COMPLEX
                      LENGTH OF        DURING PAST FIVE            OVERSEEN BY       OTHER DIRECTORSHIP
 NAME AND AGE(1)     TIME SERVED            YEARS                    TRUSTEE           HELD BY TRUSTEE
David M. George*    Chief            Mr.  George  has been the             N/A                  N/A
Age 53              Compliance       Chief Compliance  Officer
                    Officer          of      Morgan      Asset
                    (Since 2004)     Management,  Inc.  and  a
                                     Senior Vice  President of
                                     Morgan  Keegan & Company,
                                     Inc.  since  August 2004.
                                     He   was   an   Assistant
                                     Director  of   Compliance
                                     and Senior Vice President
                                     of   Morgan    Keegan   &
                                     Company,  Inc. from April
                                     2002 to August  2004.  He
                                     was  the  Branch  Manager
                                     and First Vice  President
                                     of   Morgan    Keegan   &
                                     Company,  Inc. from April
                                     2001 to  April  2002.  He
                                     was       a        Branch
                                     Administrative Officer of
                                     the Private  Client Group
                                     and First Vice  President
                                     of   Morgan    Keegan   &
                                     Company,  Inc.  from July
                                     1999 to  April  2001.  He
                                     was     a      Compliance
                                     Administrator   and  Vice
                                     President    of    Morgan
                                     Keegan  &  Company,  Inc.
                                     from  August 1995 to July
                                     1999.

(1) The address of each Trustee is c/o the Trust, 50 North Front Street, 21st Floor, Memphis, Tennessee 38103. Joseph C. Weller is the father of J. Thompson Weller. The address of Messrs. Weller, Weller, Maxwell and George is 50 North Front Street, 21st Floor, Memphis, Tennessee 38103. The address of Messrs. Anthony and Gamble is 417 North 20th Street, 15th Floor, Birmingham, Alabama 35203.

(2) McFadden Communications, LLC ("McFadden Communications"), a company of which Mr. McFadden is a majority owner, commenced a commercial banking relationship with Union Planters Bank in August 2003 pursuant to which Union Planters Bank extended to the company, in the ordinary course of business, a secured loan and line of credit. This relationship continued with Regions Bank subsequent to the June 30, 2004 merger of Union Planters Corporation and Regions Financial Corporation. Since July 1, 2004, the largest aggregate amount of debt outstanding on the line of credit and loan was approximately $1.9 million. As of December 31, 2004, the approximate aggregate amount of debt outstanding also was $1.9 million, a portion of which was borrowed at Prime Rate and the other portion of which was borrowed at 6.35%. Prior to July 1, 2004, McFadden Communications also performed printing services for Union Planters Corporation and one or more of its subsidiaries on a job-by-job basis competing with other printing companies. Since July 1, 2004, the company has performed similar services on the same basis for Regions Financial Corporation and one or more of its subsidiaries (collectively, "Regions") but not from Morgan Asset Management, Inc., Regions Morgan Keegan Trust Company or Morgan Keegan. For the year ended December 31, 2004, total billings from services provided to Regions amounted to approximately $86,000, representing less than 2% of the company's revenue over that same period of time.

The Board has three standing committees - the Audit Committee, the Independent Trustees Committee, and the Qualified Legal Compliance Committee. The standing Audit Committee consists of all the Trustees of the Funds who are not interested persons of the Funds, as that term is defined in the 1940 Act ("Independent Trustees"). The Audit Committee's function is to recommend to the Board the employment of the independent accountants to conduct the annual audit of the Funds' financial statements; review with the independent accountants the outline, scope and results of this annual audit and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. For the fiscal year ended August 31, 2005, the Board's Audit Committee held one meeting.

The Board also has a standing Independent Trustees Committee consisting of all the Independent Trustees. The Independent Trustees Committee must determine at least annually whether the Funds' advisory, underwriting, Rule 12b-1 and other arrangements should be approved for continuance for the following year. The
Independent Trustees Committee is also responsible for evaluating and recommending the selection and nomination of candidates for Independent Trustee, assessing whether Trustees should be added or removed from the Board and recommending to the Board policies concerning Independent Trustee compensation, investment in the Funds and resources. The Independent Trustees Committee considers prospective candidates from shareholders and any source it deems appropriate. The Committee initially evaluates prospective candidates on the basis of the information it receives, considered in light of the criteria discussed below. The Committee must receive at least the following information regarding a candidate: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance. Those prospective candidates that appear likely to be able to fill a significant need of the Board are contacted by a Committee member by telephone to discuss the position; if there appears to be sufficient interest, an in-person meeting with one or more Committee members would be arranged. If the Committee member(s), based on the results of these contacts, believes it has identified a viable candidate, it would consult with the full Committee for input. Any request by management to meet with the prospective candidate would be given appropriate consideration. Shareholders who would like to submit candidate names must submit them to the Funds' Secretary, who will forward such recommendation to the Independent Trustees Committee Chair. Shareholders may send other written communications to the Board or to an individual trustee by mailing such correspondence to the Secretary (Address: 50 North Front Street, 21st Floor, Memphis, Tennessee 38103). Such communications must be signed by the shareholder and identify the class and number of shares held by the shareholder. Properly submitted shareholder communications will, as appropriate, be forwarded to the entire Board or to the individual trustee. For the fiscal year ended August 31, 2005, the Board's Independent Trustees Committee held one meeting.

In addition, the Funds have a Qualified Legal Compliance Committee ("QLCC") that consists of all of the Independent Trustees. The QLCC receives, reviews and takes appropriate action with respect to any report made or referred to the QLCC by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of fiduciary duty under U.S. federal or state law or a similar material violation by the Funds or by an officer, trustee, employee or agent of the Funds. For the fiscal year ended August 31, 2005, the Board's QLCC held no meetings.

Officers and Trustees of the Funds who are interested persons of the Funds receive no salary or fees from the Funds. Each Independent Trustee receives from the Trust an annual retainer of $4,000, a quarterly meeting fee of $1,000 and reimbursement for related expenses for each meeting of the Board he or she attends. Chairs of the Independent Trustees and Audit Committees each receive from the Trust annual compensation of $500. An additional $1,500 is paid to the Independent Trustees for attending special meetings in person, and an additional $500 is paid for attending special meetings by telephone. No officer or Trustee is entitled to receive pension or retirement benefits from the Trust or the Funds.

The table below sets forth the compensation paid to the Trustees for the fiscal year ended August 31, 2005.

                                            PENSION
                                              OR
                                           RETIREMENT                            TOTAL
                                            BENEFITS         ESTIMATED        COMPENSATION
                         AGGREGATE          ACCRUED           ANNUAL           FROM FUNDS
                        COMPENSATION        AS PART          BENEFITS           AND FUND
NAME AND POSITION         FROM THE          OF FUND            UPON           COMPLEX PAID
 WITH THE FUNDS           FUNDS(1)          EXPENSES        RETIREMENT         TO TRUSTEE
-------------------------------------------------------------------------------------------------
Interested
----------
Trustees
--------
-------------------------------------------------------------------------------------------------
Allen B. Morgan,            None              N/A              N/A                None
Jr.*
Trustee

J. Kenneth                  None              N/A              N/A                None
Alderman*
Trustee

Independent
-----------
Trustees
--------

Jack R. Blair (1)           N/A               N/A              N/A                N/A

Albert C.                   N/A               N/A              N/A                N/A
Johnson(1)

James Stillman            $470.60             N/A              N/A              $22,000
R. McFadden
Trustee

Mary S. Stone             $470.60             N/A              N/A              $20,000
Trustee

W. Randall                $470.60             N/A              N/A              $20,000
Pittman
Trustee

Archie W. Willis          $470.60             N/A              N/A              $20,000
III
Trustee

(1)  Messrs. Blair and Johnson were appointed to the Board of Trustees on November 2, 2005.

The  following   table  sets  forth  the  dollar  range  of  equity   securities
beneficially owned by each Trustee in the Funds and in all registered investment companies overseen by the Trustee as of December 31, 2004.

                                                                   AGGREGATE DOLLAR RANGE
                                                                   OF EQUITY SECURITIES IN
                                                                       ALL REGISTERED
                                                                    INVESTMENT COMPANIES
                                   DOLLAR RANGE OF EQUITY          OVERSEEN BY TRUSTEE IN
      NAME OF TRUSTEE              SECURITIES IN THE FUNDS              FUND COMPLEX
-------------------------------------------------------------------------------------------------
Interested Trustees
-------------------
-------------------------------------------------------------------------------------------------
Allen B. Morgan, Jr.*                       None                        Over $100,000

J. Kenneth Alderman*                        None                        Over $100,000

Independent Trustees
--------------------

Jack R. Blair (1)                           None                            None

Albert C. Johnson (1)                       None                            None

James Stillman R. McFadden                  None                       $10,001-50,000

Mary S. Stone                               None                            None

W. Randall Pittman                          None                       $10,001-50,000

Archie W. Willis III                        None                       $10,001-50,000

(1)  Messrs. Blair and Johnson were appointed to the Board of Trustees on November 2, 2005.

Investment Adviser
------------------

Morgan Asset Management, Inc., 417 North 20th Street, Birmingham, Alabama 35203, an indirect, wholly owned subsidiary of Regions Financial Corp. and a registered investment adviser, is the investment adviser to the Funds pursuant to an advisory agreement approved by the Board, including the majority of the Independent Trustees.

The advisory agreement became effective as of February 18, 2005. The advisory agreement provides that, subject to overall supervision by the Board, the Adviser manages the investment and other affairs of the Funds. The Adviser is responsible for managing the Funds' portfolio securities and for making purchases and sales of portfolio securities consistent with the Funds' investment objective, policies and limitations described in the Prospectus and this SAI. The Adviser is obligated to furnish the Funds with office space as well as with executive and other personnel necessary for the operation of the Funds. In addition, the Adviser is obligated to supply the Board and officers of the Trust with certain statistical information and reports, to oversee the maintenance of various books and records and to arrange for the preservation of records in accordance with applicable federal law and regulations. The Adviser and its affiliates also are responsible for the compensation of Trustees and officers of the Trust who are employees of the Adviser and/or its affiliates.

The Funds bear separately all of their other expenses that are not assumed by the Adviser. These expenses include, among others, legal and audit expense; organizational expenses; interest; taxes; governmental fees; membership fees for investment company organizations; the cost (including brokerage commissions or charges, if any) of securities purchased or sold by the Funds and any losses incurred in connection therewith; fees of custodians, transfer agents, registrars or other agents; distribution fees; expenses of preparing share certificates; expenses relating to the redemption of the Funds' shares; expenses of registering and qualifying Fund shares for sale under applicable federal and state laws and maintaining such registrations and qualifications; expenses of preparing, setting in print, printing and distributing prospectuses, proxy statements, reports, notices and dividends to the Funds' shareholders; costs of stationery; costs of shareholders and other meetings of the Funds; compensation and expenses of the Independent Trustees; and insurance covering the Funds and the Trustees and officers. The Funds also are liable for such nonrecurring expenses as may arise, including litigation to which the Funds may be party. The Funds also may have an obligation to indemnify the Trustees and officers with respect to any such litigation.

The advisory agreement will remain in effect from year to year with respect to the Funds, provided such continuance is approved by a majority of the Board or by vote of the holders of a majority of the outstanding voting securities of the Funds. Additionally, the advisory agreement must be approved annually by vote of a majority of the Trustees who are not parties to the agreement or "interested persons" of such parties as that term is defined in the 1940 Act. The advisory agreement may be terminated by the Adviser or the Trust or the Funds, without penalty, on sixty (60) days' written notice to the other, and will terminate automatically in the event of its assignment.

In approving the Advisory agreement in January 2005, the Board determined that the terms of the Advisory agreement are fair and reasonable and that approval of the Advisory agreement on behalf of each Fund is in the best interests of each respective Fund and its shareholders. The Board believes that the Advisory agreement will enable each Fund to continue to enjoy high quality investment advisory services at costs that it deems appropriate, reasonable and in the best interests of each Fund and its shareholders.

The Board specifically considered the following as relevant to its recommendations: (1) the nature, scope and quality of the services provided by the Adviser under the Advisory agreement; (2) the investment process, personnel and operations of the Adviser; (3) the Adviser's financial condition; (4) the level of the fee and the overall expenses of the Funds and how those compared to other similar funds; (5) the Funds' performance records as compared to their peer groups and benchmark indices; (6) the anticipated effect of the Funds' growth and size on its performance and advisory fee; (7) the level of fees the Adviser charges other accounts for the same or similar services; (8) any disciplinary history; (9) the Adviser's compliance systems and capabilities;
(10) any potential conflicts of interest; (11) the profitability of the Adviser under the Advisory agreement; and (12) "fall-out" benefits to be realized by the Adviser and its affiliates (i.e., ancillary benefits to be realized by the Adviser and each of its affiliates from their relationship with the Funds). The Board did not identify any single factor or information as all-important or controlling.

In this connection, the Board was provided with information addressing each of these factors. The Independent Trustees were assisted by independent legal counsel during their deliberations.

The Board, in examining the nature and quality of the services provided by the Adviser considered the Adviser's experience in serving as an investment adviser for funds comparable to the Funds. The Board noted the extensive responsibilities that the Adviser has as investment adviser to the Funds. In particular, the Board considered that the Adviser is responsible for making investment decisions on behalf of the Funds, placing all orders for the purchase and sale of investments for the Funds with brokers or dealers, and performing certain administrative functions. The Board also reviewed information regarding the Adviser's investment process and the qualifications and experience of the persons who serve as portfolio managers of the Funds. In considering the Adviser's financial condition, the Board reviewed financial information regarding the company and its affiliates.

The Board considered the fees payable under the Advisory agreement. In this connection, the Board evaluated the Adviser's costs and profitability (to the extent practicable) in providing services to the Funds, including the costs associated with the research and investment processes, personnel, systems and equipment necessary to perform their functions. The Board also examined the fees paid by the Funds in light of fees paid by comparable funds.

The Board also reviewed information regarding the investment performance of each Fund on an absolute basis and compared to investment companies with similar investment objectives and policies (the "peer group"), as well as the fees and expenses incurred by each Fund compared to its peer group.

The Board further considered the Adviser's policies and procedures for the selection of brokers and dealers and for obtaining research from those brokers and dealers.

Based on these considerations, the Board concluded that: (1) the Funds were likely to benefit from the nature, quality and extent of the Adviser's services; and (2) the Adviser has the resources to provide the services and to carry out its responsibilities under the Advisory agreement. The Board also concluded that the Adviser's compensation, including ancillary benefits, is fair and reasonable and that the performance of the Funds had been reasonable under the Adviser's management in relation to the performance of its peer group and benchmark. Based on the foregoing, the Board, including the Independent Trustees, approved the Advisory agreement, as in the best interest of the Funds.

Under the Advisory agreement, the Funds will have the non-exclusive right to use the name "Morgan Keegan" until the Advisory agreement is terminated, or until the right is withdrawn in writing by the Adviser.

Prior to June 30, 2004, Union Planters Investment Advisors ("UPIA") served as investment adviser to the Funds' predecessor. On June 30, 2004, Union Planters Corporation, the parent of UPIA, merged with and into Regions Financial Corporation and Morgan Asset Management, Inc. assumed the duties of UPIA under the advisory agreement for the Funds' or their predecessors. For fiscal years ended August 31, 2005, 2004 and 2003, the Funds' predecessors paid UPIA and Morgan Asset Management, Inc. investment advisory fees in the following amounts:

Growth & Income Fund

                                                                  Net (after
Fiscal Year Ended         Gross (before           Reduction       voluntary
August 31                 voluntary reduction)                    reduction)
2003                      $1,006,595              $110,376        $896,219
2004 (UPIA)               $978,658                $65,243         $913,415
2004 (Morgan Asset        $192,224                $0              $192,224
Management, Inc.)
2005 (Morgan Asset        $1,013,877              $0              $1,013,877
Management, Inc.)

Money Market Fund

                                                                  Net  (after
Fiscal Year Ended         Gross (before           Reduction       voluntary
August 31                 voluntary reduction)                    reduction)
2003                      $1,048,893              $393,336        $  655,557
2004 (UPIA)               $  769,906              $288,716        $  481,190
2004 (Morgan Asset        $  150,915              $ 56,594        $   94,321
Management, Inc.)
2005 (Morgan Asset        $658,947                $247,106        $411,841
Management, Inc.)

PORTFOLIO  MANAGERS

Morgan Asset Management, Inc. (the "Adviser" or "MAM") seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund
performance.   MAM  evaluates   competitive  market  compensation  by  reviewing
compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following four elements:

o BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, MAM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

o ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus that may be equal to as much as 50% of his/her annual base salary. This bonus is determined by the portfolio manager's investment management results compared to a widely-accepted but specifically selected index by the portfolio manager. The portfolio manager may earn 50% of his bonus by meeting target returns and 75% of his bonus by meeting maximum returns. The remaining 25% of his bonus is determined by the Bonus Plan Committee and includes such factors as the portfolio manager's support of the firm's policies and procedures, the portfolio manager's drive for new business and the portfolio manager's service to existing clients.

o EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of Regions Financial Corporation's stock from pools determined from time to time by the Remuneration Committee of the Regions Financial Corporation's Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

o PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts are presented with the following potential conflicts:

     o The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. MAM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers' focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

     o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, MAM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

     o With respect to securities transactions for the Funds, MAM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which MAM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), MAM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, MAM or its affiliates may place separate, non-simultaneous, transactions for a Fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other account.

     o Finally, the appearance of a conflict of interest may arise where MAM has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

MAM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

The following tables provide information relating to other accounts managed by the portfolio managers as of August 31, 2005:

WALTER A. HELLWIG, PORTFOLIO MANAGER FOR THE GROWTH & INCOME FUND
-----------------------------------------------------------------

--------------------------------------------------------------------------------
                              REGISTERED         OTHER POOLED
                              INVESTMENT          INVESTMENT          OTHER
                              COMPANIES            VEHICLES          ACCOUNTS
--------------------------------------------------------------------------------
NUMBER OF ACCOUNTS                4                   0                 7
MANAGED
--------------------------------------------------------------------------------
NUMBER OF ACCOUNTS                0                   0                 0
MANAGED WITH
PERFORMANCE-BASED
ADVISORY FEES
--------------------------------------------------------------------------------
ASSETS MANAGED               $391,993,813            $0            $132,000,000
--------------------------------------------------------------------------------
ASSETS MANAGED WITH              $0                  $0                $0
PERFORMANCE-BASED
ADVISORY FEES
--------------------------------------------------------------------------------
The dollar range of shares of the Fund beneficially owned by Walter A. Hellwig as of August 31, 2005 was:

Growth & Income  Fund:  $10,001-$50,000

JOHN B. RUSSELL, PORTFOLIO MANAGER FOR THE GROWTH & INCOME FUND
---------------------------------------------------------------

--------------------------------------------------------------------------------
                              REGISTERED         OTHER POOLED
                              INVESTMENT          INVESTMENT          OTHER
                              COMPANIES            VEHICLES          ACCOUNTS
--------------------------------------------------------------------------------
NUMBER OF ACCOUNTS                1                   0                 376
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MANAGED
--------------------------------------------------------------------------------
NUMBER OF ACCOUNTS                0                   0                   0
MANAGED WITH
PERFORMANCE-BASED
ADVISORY FEES
--------------------------------------------------------------------------------
ASSETS MANAGED               $126,012,096            $0            $247,668,481
--------------------------------------------------------------------------------
ASSETS MANAGED WITH              $0                  $0                  $0
PERFORMANCE-BASED
ADVISORY FEES
--------------------------------------------------------------------------------
The dollar range of shares of the Fund beneficially owned by John B. Russell as of August 31, 2005 was:

Growth & Income Fund:  $1-$10,000

GEORGE R. MCCURDY, IV, PORTFOLIO MANAGER FOR THE MONEY MARKET FUND
------------------------------------------------------------------
--------------------------------------------------------------------------------
                              REGISTERED         OTHER POOLED
                              INVESTMENT          INVESTMENT          OTHER
                              COMPANIES            VEHICLES          ACCOUNTS
--------------------------------------------------------------------------------
NUMBER OF ACCOUNTS                2                   0                  7
MANAGED
--------------------------------------------------------------------------------
NUMBER OF ACCOUNTS                0                   0                  0
MANAGED WITH
PERFORMANCE-BASED
ADVISORY FEES
--------------------------------------------------------------------------------
ASSETS MANAGED               $872,300,503            $0            $21,997,080
--------------------------------------------------------------------------------
ASSETS MANAGED WITH               $0                 $0                 $0
PERFORMANCE-BASED
ADVISORY FEES
--------------------------------------------------------------------------------
The dollar range of shares of the Fund beneficially owned by George R. McCurdy, IV as of August 31, 2005 was:

Money Market Fund:  None

JOHN B. NORRIS, V, PORTFOLIO MANAGER FOR THE MONEY MARKET FUND
--------------------------------------------------------------
--------------------------------------------------------------------------------
                              REGISTERED         OTHER POOLED
                              INVESTMENT          INVESTMENT          OTHER
                              COMPANIES            VEHICLES          ACCOUNTS
--------------------------------------------------------------------------------
NUMBER OF ACCOUNTS                 9                  0                 45
MANAGED
--------------------------------------------------------------------------------
NUMBER OF ACCOUNTS                 0                  0                  0
MANAGED WITH
PERFORMANCE-BASED
ADVISORY FEES
--------------------------------------------------------------------------------
ASSETS MANAGED               $1,445,583,053          $0            $850,000,000
--------------------------------------------------------------------------------
ASSETS MANAGED WITH               $0                 $0                 $0
PERFORMANCE-BASED
ADVISORY FEES
--------------------------------------------------------------------------------
The dollar range of shares of the Funds beneficially owned by John B. Norris, V as of August 31, 2005 was:

Money Market Fund:  None


Code of Ethics Restrictions on Personal Trading
-----------------------------------------------

As required by SEC rules, the Funds, their Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Voting Proxies on Fund Portfolio Securities
-------------------------------------------

The Board has delegated to the Adviser the responsibility to vote proxies related to the securities held in the Funds' portfolios. Under this authority, the Adviser is required to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders. The Board permits the Adviser to contract with a third party to obtain proxy voting and related services, including research of current issues.

The Adviser has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that the Adviser votes proxies prudently and in the best interest of its clients for whom the Adviser has voting authority, including the Funds. The Proxy Voting Policy also describes how the Adviser addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

The Adviser's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, the Adviser utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with the Adviser's voting guidelines.

The Adviser's guidelines adopt the voting recommendations of ISS. The Adviser retains final authority and fiduciary responsibility for proxy voting. The Adviser believes that this process is reasonably designed to address material conflicts of interest that may arise between the Adviser and a client as to how proxies are voted.

In the event that an investment professional at the Adviser believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the Adviser's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between the Adviser and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between the Adviser and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends;
(ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or
(iv) engage another independent third party to determine how to vote the proxy.


Information regarding how the Adviser voted proxies relating to the Funds' portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 800-564-2188 (toll-free) or visiting the SEC's website at www.sec.gov. You also may view the proxy voting activity for each Fund by visiting Regions' website at www.regions.com.

Portfolio Holdings Information
------------------------------

A Fund's portfolio holdings are publicly available: (1) at the time such information is filed with the SEC in a publicly available filing; or (2) the day next following the day such information is posted on the Fund's website. A Fund's publicly available portfolio holdings, which may be provided to third parties without prior approval, are:


1. Complete portfolio holdings disclosed in the Fund's semi-annual or annual reports and filed with the SEC on Form N-CSR.

2. Complete portfolio holdings disclosed in the Fund's first and third quarter reports and filed with the SEC on Form N-Q.

3. Top ten portfolio holdings disclosed in the Fund's quarterly profiles and posted on the Funds' website approximately 25 days after quarter-end.

NON-PUBLIC PORTFOLIO HOLDINGS Disclosure of a Fund's non-public portfolio holdings provides the recipient with information more current than the most recent publicly available portfolio holdings. Pursuant to the Funds' policies and procedures, the disclosure of non-public portfolio holdings may be considered permissible and within a Fund's legitimate business purposes with respect to: (1) certain service providers; (2) rating and ranking organizations; and (3) certain other recipients. Non-public portfolio holdings may not be disclosed to members of the media under any circumstance. Neither a Fund, the Adviser nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Fund's non-public portfolio holdings.

SERVICE PROVIDERS A service provider or other third party that receives information about a Fund's non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g., a person that performs account maintenance and recordkeeping services) may receive non-public portfolio holdings without limitation on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.


RATING AND RANKING ORGANIZATIONS Any Fund officer may provide a Fund's non-public portfolio holdings to a rating and ranking organization (e.g., Lipper, Morningstar), without limitation on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to an agreement requiring confidentiality and prohibiting the use of the information for trading.

OTHER RECIPIENTS A Fund's partial or complete portfolio holdings may be disclosed to certain other recipients, including current and prospective shareholders of the Fund, provided that:

1. The recipient makes a specific request to an authorized person;

2. The  authorized  person  determines  that the Fund has a legitimate  business
purpose  for  disclosing   non-public  portfolio  holdings  information  to  the
recipient;

3. The authorized person obtains prior approval from the Fund's Chief Compliance Officer; and


4. The recipient signs a confidentiality agreement that provides that the non-public portfolio holdings: (1) will be kept confidential; (2) may not be used to trade; and (3) may not be disseminated or used for any purpose other than the purpose approved by the authorized person.

MEDIA Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

WAIVERS OF RESTRICTIONS The Funds' policy may not be waived, or exceptions made, without the consent of the Funds' Chief Compliance Officer. All waivers and exceptions will be disclosed to the Funds' Board no later than its next regularly scheduled quarterly meeting.

CONFLICTS OF INTEREST If the disclosure of non-public portfolio holdings presents a conflict of interest between the interests of the Funds' shareholders and the interests of the Funds' service providers or other third parties or affiliates thereof, then the conflict of interest will be presented to the Board for review prior to the dissemination of the portfolio holdings information.

BOARD REVIEW As part of the annual review of the compliance policies and procedures of the Funds, the Chief Compliance Officer will discuss the operation and effectiveness of this Policy and any changes to the Policy that have been made or recommended with the Board.

BROKERAGE TRANSACTIONS The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to a Fund or the Adviser, and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.

The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by the Adviser in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.


During the fiscal years ended August 31, 2003 and August 31, 2004, the LEADER Mutual Funds paid, on behalf of the Growth & Income Fund, approximately $52,416 and $36,078, respectively, in brokerage commissions. During the fiscal year ended August 31, 2005, the LEADER Mutual Funds and the Trust paid on behalf of the Growth & Income Fund approximately $151,937 in brokerage commissions.


ADMINISTRATOR AND SUB-ADMINISTRATOR Morgan Keegan & Company, Inc., 50 North Front Street, Memphis, Tennessee 38103, will provide administrative personnel and services to the Funds for a fee at an annual rate of 0.12% of daily net assets. The Administrator may choose voluntarily to reimburse a portion of its fee at any time.

The functions performed by the Administrator include, but are not limited to the following:

     o preparation, filing and maintenance of the Funds' governing documents, minutes of Trustees' meetings and shareholder meetings;

     o preparation and filing with the SEC and state regulatory authorities the Funds' registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

     o    prepare, negotiate and administer contracts on behalf of the Funds;

     o    supervision of the preparation of financial reports;

     o    preparation and filing of federal and state tax returns;

     o    assistance with the design, development and operation of a Fund; and

     o    providing advice to the Funds and Trustees.


BISYS,   LP,   3435   Stelzer   Road,   Columbus,   Ohio  43219   will   provide
sub-administrative services to Money Market Fund.

Prior to February 18, 2005, BISYS, LP was the administrator of the Funds' predecessors. For the fiscal year ended August 31, 2003, the LEADER Mutual Funds paid BISYS, LP the following amounts: the Growth & Income Fund - $268,473 and the Money Market Fund - $524,452 (which is $77,706 less than the maximum administration fees the Fund would have paid absent BISYS, LP's agreement to reduce its fees to 0.17% of the Fund's average daily net assets). For the fiscal year ended August 31, 2004, the LEADER Mutual Funds paid BISYS, LP the following amounts: the Growth & Income Fund - $296,184 (which is $16,052 less than the maximum administration fees the Fund would have paid absent BISYS, LP's agreement to reduce its fees to 0.19% of the Fund's average daily net assets); and the Money Market Fund - $381,915 (which is $78,500 less than the maximum administration fees the Fund would have paid absent BISYS, LP's agreement to reduce its fees to 0.17% of the Fund's average daily net assets). For the fiscal year ended August 31, 2005, the Growth & Income Fund paid BISYS, LP $187,990 and the Money Market Fund paid BISYS, LP $237,168.

Transfer Agent, Dividend Disbursing Agent and Fund Accounting Services
----------------------------------------------------------------------

BISYS Fund Services Inc., 3435 Stelzer Road, Columbus, Ohio 43219 provided transfer agency, dividend disbursing agent and portfolio accounting services to the Funds until October 29, 2005. On that date, Morgan Keegan & Company, Inc. (Morgan Keegan"), an affiliate of the Adviser, 50 North Front Street, Memphis, Tennessee 38103 became the transfer agent for the Funds. BISYS Fund Services Inc. received a fee for transfer agency, dividend disbursing agent and accounting services based on the size, type and number of accounts and transactions made by shareholders. For the fiscal year ended August 31, 2005, the Growth & Income Fund paid BISYS a fee of $95,881 for these services and the Money Market Fund paid BISYS a fee of $52,029 for these services. Morgan Keegan receives a fee for its services as transfer agent. Regions Bank and Retirement

Plan Services of America, a subsidiary of Federated, each receive a sub-transfer agent fee for sub-accounting services they provide to certain retirement plan accounts. This fee ($10.00 per participant account, per year) is either equal to or less than the fees the Fund would pay its transfer agent for these accounts if sub-accounting had not been performed.

Custodian
---------

State Street Bank and Trust Company, N.A., 108 Myrtle Street, Quincy, MA 02171, serves as the custodian of the Funds' cash and investment securities. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Trust.

Independent Registered Public Accounting Firm
---------------------------------------------

PricewaterhouseCoopers LLP, independent registered public accountants located in Columbus, Ohio, provides audit and tax services to the Funds.


Legal Counsel
-------------

Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Ave., NW, Washington, DC 20036, serves as legal counsel for the Funds.

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise each Fund's share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of shares' expenses; and various other factors.


Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.


Total Return
------------

Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for a Fund's shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any contingent deferred sales charge, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions.

When shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that period of time, rather than annualizing the total return.

Yield
-----


The Money Market Fund calculates the yield for its classes of shares daily, based upon the seven days ending on the day of the calculation, called the base period. This yield is computed by:

     o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;

     o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

     o    multiplying the base period return by 365/7.

The yield for Growth & Income Fund's shares is calculated by dividing: (i) the net investment income per share earned by the Fund's shares over a thirty-day period; by (ii) the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.


To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund's shares, the Fund's shares performance is lower for shareholders paying those fees.

Performance Comparisons
-----------------------

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of the Funds' shares to certain indices;

     o charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     o information about the mutual Fund industry from sources such as the Investment Company Institute ("ICI").


The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.


The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

Lipper, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, a Fund will quote its Lipper ranking in the appropriate category in advertising and sales literature.

Morningstar,  Inc.,  an  independent  rating  service,  is the  publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and other sales literature for a Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of shares based on quarterly reinvestment of dividends over a specified period of time.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Funds can compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

Economic and Market Information
-------------------------------

Advertising and sales literature for a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect a Fund. In addition, advertising and sales literature may quote statistics and give general information about mutual fund industry, including the growth of the industry, from sources such as the ICI. For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 mutual funds available.

Ratings Information
-------------------


Standard & Poor's Bond Ratings


AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

NR -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-): -- The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Investors Service Corporate Bond Ratings

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Not rated by Moody's.

Fitch Ratings Long-Term Debt Ratings

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.


Standard & Poor's Commercial Paper Ratings


A-1-- A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Moody's Investors Service Commercial Paper Ratings

Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch Ratings Short-Term Debt Rating Definitions

F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

RECORD AND BENEFICIAL OWNERS OF MORE THAN 5% OF THE FUNDS' SHARES

As of November 30, 2005, Trustees and officers owned none of the outstanding Class A and Class I shares of each Fund. As of November 30, 2005, the following shareholders were shown in the Trust's records as owning more than 5% of any class of a Fund's shares.

                                                                  PERCENT OF THE
                                                                     CLASS TOTAL
                                                                  ASSETS HELD BY
FUND/CLASS                            NUMBER OF SHARES           THE SHAREHOLDER



GROWTH & INCOME FUND CLASS A

Regions Morgan Keegan Trust                  13,073.641                    6.83%


GROWTH & INCOME FUND CLASS I

Regions Morgan Keegan Trust               1,482,674.941                   36.80%


MONEY MARKET FUND CLASS A


Regions Morgan  Keegan Trust             38,764,737.010                   48.79%
Regions Morgan Keegan Trust              40,101,074.220                   50.47%


MONEY MARKET FUND CLASS I

Regions Morgan Keegan Trust              25,611,849.780                   56.81%
Sterling Trust Company, Agent            17,182,139.930                   38.11%


The shareholders listed may be contacted c/o Morgan Keegan & Company, Inc., Morgan Keegan Tower, Fifty North Front Street, Memphis Tennessee 38103.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP was the Funds' independent registered public accountant for the fiscal year ended August 31, 2005 and was the LEADER Mutual Funds independent registered public accountant for the fiscal year ended August 31, 2004. Another independent registered public accounting firm was the LEADER Mutual Funds' independent registered public accountant for the years and for the fiscal periods ended August 31, 2003, August 31, 2002 and August 31, 2001.

The Financial Statements for the fiscal year ended August 31, 2005 are incorporated herein by reference to the Funds' Annual Report to Shareholders dated August 31, 2005 (File Nos. 33-44737 and 811-6511). A copy of the Annual Report to Shareholders for the Funds may be obtained without charge by contacting the Funds at the address located on the back cover of the SAI or by calling the Funds at 1-877-757-7424.

                       Regions Morgan Keegan Select Funds

                           PART C. OTHER INFORMATION.

Item 23.       Exhibits

(a)   (i)      Restatement  and Amendment No. 9 to the  Declaration  of Trust of
               the Registrant (1)
      (ii)     Amendment No. 10 to the Amended and Restated Declaration of Trust
               of the Registrant (2)
      (iii)    Amendment No. 11 to the Amended and Restated Declaration of Trust
               of the Registrant (2)
      (iv)     Amendment No. 12 to the Amended and Restated Declaration of Trust
               of the Registrant (2)
      (v)      Amendment No. 13 to the Amended and Restated Declaration of Trust
               of the Registrant (3)
      (vi)     Amendment No. 14 to the Amended and Restated Declaration of Trust
               (4)
      (vii)    Amendment No. 15 to the Amended and Restated Declaration of Trust
               (4)
      (viii)   Amendment No. 16 to the Amended and Restated Declaration of Trust
               (5)

      (ix)     Amendment No. 17 to the Amended and Restated Declaration of Trust
               (6)

(b)   (i)      By-Laws of the Registrant (7)
      (ii)     Amendment  Nos. 1 through 4 to the By-Laws of the  Registrant (8)
      (iii)    Amendment No. 5 to the By-Laws of the Registrant (9)

(c)   (i)      Restatement and Amendment No. 9 to the Declaration of Trust (1)
      (ii)     By-laws (7)

(d)   Investment   Advisory   Agreement  between  Registrant  and  Morgan  Asset
      Management, Inc. dated February 18, 2005 (6)

(e) Underwriting Agreement dated February 18, 2005 between the Registrant and Morgan Keegan & Company (6)

(f)   Not applicable

(g) Custodian Agreement dated between the Registrant and State Street Bank & Trust Company (14)

(h)   (i)      Administration   Agreement   dated   February  18,  2005  between
               Registrant and Morgan Keegan & Company, Inc. (6)

      (ii) Fund Accounting Services Agreement dated January 3, 2005 between Registrant and BISYS Fund Services Ohio, Inc. (15)

      (iii) Transfer Agency and Services Agreement dated November 11, 2002 between the Registrant and Morgan Keegan & Company, Inc. (9)

               (a) Amendment No. 1 dated August 25, 2003 to the Transfer Agency and Services Agreement (10)

(i) Legal Opinion regarding the legality of the securities being registered and Consent of Counsel with respect to Regions Morgan Keegan Select LEADER Growth & Income Fund and Regions Morgan Keegan Select LEADER Money Market Fund (filed herewith)

(j)   Accountant's Consent of PricewaterhouseCoopers LLP (filed herewith)

(k)   Not applicable

(l)   Initial Capital Agreement (11)

(m) Amended and Restated Distribution Plan Pursuant to Rule 12b-1 for Class A Shares dated September 1, 2005 (6)

(n)   Restated Multiple Class Plan of the Registrant; (3)

(o)   (reserved)

(p) Code of Ethics
      (1) Revised Code of Ethics for Morgan Keegan Select Fund, Inc., Regions Morgan Keegan Select Funds, RMK High Income Fund, Inc. and RMK Strategic Income Fund, Inc. dated August 2004 (12)
      (2) Amended and Restated Code of Ethics for Morgan Keegan & Co., Inc. and Morgan Asset Management, Inc. (13)


1. Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A filed January 30, 2001 (File Nos. 33-44737 and 811-6511).

2. Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A filed January 29, 2002 (File Nos. 33-44737 and 811-6511).

3. Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A filed November 14, 2003 (File Nos. 33-44737 and 811-6511).

4. Incorporated by reference to Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A, SEC File No. 33-44737 filed on January 31, 2005.

5. Incorporated by reference to the Registrant's Registration Statement on Form N-14, SEC File No. 333-121019 filed December 6, 2004.

6. Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on September 16, 2005 (Files Nos. 333-128386 and 811-6511).

7. Incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991 (File Nos. 33-44737 and 811-6511).

8. Incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).

9. Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A filed January 31, 2003 (File Nos. 33-44737 and 811-6511).

10. Incorporated by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A filed January 30, 2004 (File Nos. 33-44737 and 811-6511).

11. Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed June 29, 1994 (File Nos. 33-44737 and 811-6511).

12. Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Morgan Keegan Select Fund, Inc., SEC File No. 333-66181 filed on October 28, 2004.

13. Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of Morgan Keegan Select Fund, Inc., SEC File No. 333-66181 filed on August 25, 2000.

14. Incorporated by reference to Post Effective Amendment No. 1 to the Registration Statement on Form N-1A of Morgan Keegan Select Fund, Inc. SEC File No. 333-66181, filed on October 28, 1999.

15. Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A, SEC File No. 33-44737 filed on March 31, 2005.

Item 24.       Persons Controlled by  or Under  Common  Control with Registrant:

         None

Item 25.       Indemnification:

      ARTICLE XI OF THE DECLARATION OF TRUST STATES:
      ----------------------------------------------

      Section 1. Limitation of Personal Liability and Indemnification of Shareholders.

      The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to all upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

      No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust of such Series or Class shall be solely liable therfor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

      Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representative or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

      The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

      Section 2. Limitation of Personal Liability of Trustees, Officers, Employees or Agents of the Trust.

      No Trustee, officer, employee or agent of the Trust shall have the power to bind any other Trustee, officer, employee or agent of the Trust personally. The Trustees, officers, employees or agents of the Trust incurring any debts, liabilities or obligations, or in taking or omitting any other actions for or in connection with the Trust are, and each shall be deemed to be, acting as Trustee, officer, employee or agent of the Trust and not in his own individual capacity.

      Trustees and officers of the Trust shall be liable for their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, as the case may be, and for nothing else.

      Section 3.  Express Exculpatory Clauses and Instruments.

      The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any Series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or Class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

      PARAGRAPH 7 OF THE ADVISORY AGREEMENT BETWEEN THE REGISTRANT AND MORGAN
      -----------------------------------------------------------------------
      ASSET MANAGEMENT, INC. STATES:
      ------------------------------

               A. Except as provided below, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Adviser, the Adviser shall not be subject to liability to Regions Funds or to any shareholder of Regions Funds or any Fund for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of Regions Funds.

               B. No provision of this Agreement shall be construed to protect any Trustee or officer of Regions Funds, or any director or officer of the Adviser, from liability in violation of Sections 17(h), 17(i), 36(a) or 36(b) of the 1940 Act.

      PARAGRAPH 7 OF THE  UNDERWRITING  AGREEMENT  BETWEEN THE REGISTRANT AND
      -----------------------------------------------------------------------
MORGAN KEEGAN & COMPANY, INC. STATES:
------------------------------------

      The Trust agrees to indemnify, defend and hold the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers or directors, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, provided, however, that the Trust shall not indemnify or defend such persons or hold them harmless with respect to any claims, demands, or liabilities based on information provided to the Trust by the Distributor; and provided further that this indemnification provision shall not inure to the benefit of any person who is an officer or director of the Trust or who controls the Trust within the meaning of Section 15 of the 1933 Act, as amended, unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent, that such result would not be against public policy as expressed in the 1933 Act, as amended, and further provided that in no event shall anything contained in this Agreement be construed so as to protect the Distributor against any liability to the Trust or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.


Item 26.       Business and Other Connections of Investment Adviser:

      Morgan Asset Management, Inc., a Tennessee corporation that is a wholly owned subsidiary of MK Holding, Inc., a wholly owned subsidiary of Regions Financial Corporation, serves as the investment adviser to the Regions Morgan Keegan Select Funds, Morgan Keegan Select Fund, Inc., RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc. and RMK Strategic Income Fund, Inc. and is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information on its officers and directors is included in its Form ADV dated November 16, 2005 and filed with the Securities and Exchange Commission ("SEC") (registration number 801-27629) and is incorporated herein by reference.


Item 27.       Principal Underwriters:

(a)   RMK Advantage  Income Fund,  Inc.
      RMK High Income Fund, Inc.
      RMK Strategic Income Fund, Inc.
      Morgan Keegan Select Fund, Inc.

(b)   Morgan Keegan & Company, Inc.

NAME AND                        POSITIONS AND                 POSITIONS AND
PRINCIPAL BUSINESS              OFFICES WITH                  OFFICES WITH
ADDRESS                         UNDERWRITER                   REGISTRANT
------------------              -----------                   ----------

(Principal Business Address,
unless otherwise noted, is:
Morgan Keegan Tower
Fifty Front Street
Memphis, Tennessee 38103)

Allen B. Morgan, Jr.            Chairman and                  Trustee
                                Chief Executive
                                Officer, Executive
                                Managing Director


Joseph C. Weller                Chief Financial               Vice President,
                                Officer, Executive            Treasurer (Chief
                                Managing Director,            Financial Officer)
                                Secretary and Treasurer


G. Douglas Edwards              Vice Chairman, President,     None
                                Chief Executive Officer
                                Executive Managing
                                Director


Robert A. Baird                 Executive                     None
                                Managing Director

John C. Carson, Jr.             Executive                     None
                                Managing Director


Jerome M. Dattel                Executive                     None
                                Managing Director


Richard S. Ferguson             Executive                     None
                                Managing Director


Robert J. Glenn                 Executive Managing            None
                                Director


E. Carl Krausnick, Jr.          Executive Managing            None
                                Director


Thomas V. Orr, Jr.              Executive Managing            None
                                Director


James A. Parish, Jr.            Executive Managing            None
                                Director


John H. Grayson, Jr.            Executive Managing            None
                                Director

John H. Abington                Managing Director             None


Gary S. Aday                    Managing Director             None


Allen B. Adler                  Managing Director             None


Franklin P. Allen, III          Managing Director             None


William P. Allen, Jr.           Managing Director             None


Lori Sullivan Antolovic         Managing Director             None


Cary J. Amann                   Managing Director             None


George E. Arras, Jr.            Managing Director             None


James N. Augustine, Jr.         Managing Director             None


Reese E. Austin II              Managing Director             None


Joseph K. Ayers                 Managing Director             None


Rodney D. Baber, Jr.            Managing Director             None


Woodley H. Bagwell              Managing Director             None


Charles E. Bailey               Managing Director             None


Lynn H. Ballinger, Jr.          Managing Director             None


Timothy L. Bambauer             Managing Director             None


Milton A. Barber III            Managing Director             None


W. Freeman Barber               Managing Director             None


Joseph C. Barkley               Managing Director             None


Reginald E. Barnes              Managing Director             None


Bartley G. Barnett              Managing Director             None


Glen E. Bascom                  Managing Director             None


W. Preston Battle               Managing Director             None


Mark E. Bennett                 Managing Director             None


Howard McShan Benz              Managing Director             None

Robert C. Berry                 Managing Director             None


James Birdwell III              Managing Director             None


Ben M. Blackmon                 Managing Director             None


William J. Blanton              Managing Director             None


Sander David Bleustein          Managing Director             None


Harold E. Blondeau              Managing Director             None


LaMonte E. Bolding              Managing Director             None


Charles E. Bottcher, Jr.        Managing Director             None


John D. Brewer                  Managing Director             None


Robert A. A. Brewer             Managing Director             Mone


Scott Broady                    Managing Director             None


Susan Leonard Brown             Managing Director             None


Paul S. Burd                    Managing Director             None


Lawrence H. Campbell            Managing Director             None


John B. Carr, Jr.               Managing Director             None


Ted H. Cashion                  Managing Director             None


Musa A. Cetingok                Managing Director             None


Subhasish Chandra               Managing Director             None


Jerry L. Chapman                Managing Director             None


Marshall A. Clark               Managing Director             None


William F. Clay                 Managing Director             None


John R. Coleman                 Managing Director             None


Lisa Westmoreland Collier       Managing Director             None


Thomas P. Colonna               Managing Director             None


Robert E. Cope III              Managing Director             None


Michael A. Crase                Managing Director             None

Bobby Critselous                Managing Director             None


J. Dow Crocker                  Managing Director             None


Mark W. Crowl                   Managing Director             None


Bjorn F. Danielson              Managing Director             None


G. Lee Davis                    Managing Director             None


Frederick A. Dawson             Managing Director             None


Harold L. Deaton                Managing Director             None


William F. Deeley               Managing Director             None


Robert M. Derrington            Managing Director             None


William W. Deupree, Jr.         Managing Director             None


William W. Deupree III          Managing Director             None


James J. Dieck                  Managing Director             None


David O. DiFillippo             Managing Director             None


Christopher M. Drummond         Managing Director             None


Robert H. Dudley, Jr.           Managing Director             None


Richard T. Dulaney              Managing Director             None


Richard H. Eckels               Managing Director             None


David M. Edelmuth               Managing Director             None


Steve D. Elam                   Managing Director             None


Robert C. Farmer                Managing Director             None


Carol Ann Faryewicz-Bishop      Managing Director             None


Richard K. Fellows              Managing Director             None


William Henry Fenoglio, Jr.     Managing Director             None


Donald F. Fontes                Managing Director             None


John D. Fortenberry             Managing Director             None


James M. Fowler, Jr.            Managing Director             None

P. Brian Fowler                 Managing Director             None


John E. Fox                     Managing Director             None


Wilmer J. Freiberg              Managing Director             None


Graham D.S. Fulton              Managing Director             None


Thomas F. Galvin                Managing Director             None


Scott Z. Garfinkel              Managing Director             None


John H. Geary                   Managing Director             None


William A. Geary                Managing Director             None


J. Michael Gibbs                Managing Director             None


Kevin H. Giddis                 Managing Director             None


Stephen P. Gilmartin            Managing Director             None


John A. Glover                  Managing Director             None


Robert D. Gooch, Jr.            Managing Director             None


Robert D. Gooch III             Managing Director             None


James F. Gould                  Managing Director             None


Gary W. Guinn                   Managing Director             None


David M. Guthrie                Managing Director             None


Jan L. Gwin                     Managing Director             None


John D. Gwynn                   Managing Director             None


Mark S. Hahn                    Managing Director             None


Russell L. Haltom               Managing Director             None


Jason Neil Hamblen              Managing Director             None


James W. Hamilton, Jr.          Managing Director             None


John W. Hancock III             Managing Director             None


William W. Harlin III           Managing Director             None


Chris B. Harrell                Managing Director             None

Michael J. Harris               Managing Director             None


Artie W. Hatfield               Managing Director             None


Haywood Henderson               Managing Director             None


Roderick E. Hennek              Managing Director             None


William P. Hinckley             Managing Director             None


Jay K. Hirt                     Managing Director             None


John M. Hirt                    Managing Director             None


Fred L. Hudson III              Managing Director             None


William F. Hughes, Jr.          Managing Director             None


Teddy D. Jackson                Managing Director             None


Patrick M. Jaeckle              Managing Director             None


J. Barry Jenkins                Managing Director             None


Kimble L. Jenkins               Managing Director             None


Robert Jetmundsen               Managing Director             None


C. Michael Johnson              Managing Director             None


James R. Johnson                Managing Director             None


William A. Jump                 Managing Director             None


Randy H. Karchmer               Managing Director             None


Ram P. Kasargod                 Managing Director             None


Carol Sue Keathley              Managing Director             None


Dan T. Keel III                 Managing Director             None


William S. Kennedy              Managing Director             None


Mary Beth Ketcham               Managing Director             None


William R. Kitchens, Jr.        Managing Director             None


James D. Klepper                Managing Director             None


Peter R. Klyce                  Managing Director             None

Peter Stephen Knoop             Managing Director             None


William L. Knox, Jr.            Managing Director             None


R. Patrick Kruczek              Managing Director             None


Tammira M. Kuntz                Managing Director             None


Gary V. Kutz                    Managing Director             None


James R. Ladyman                Managing Director             None


A. Welling LaGrone, Jr.         Managing Director             None


James Robert Lambert            Managing Director             None


Benton G. Landers               Managing Director             None


David M. Landry                 Managing Director             None


Caswell Prewitt Lane Jr.        Managing Director             None


Paul R. Lanier                  Managing Director             None


David James Lavelle             Managing Director             None


John R. Lawrence                Managing Director             None


Steve L. Lawrence               Managing Director             None


William M. Lellyett, Jr.        Managing Director             None


W. Gage Logan III               Managing Director             None


Harold W. Lynde III             Managing Director             None


Wiley H. Maiden                 Managing Director             None


Robert E. Mallory               Managing Director             None


Michael F. Malloy               Managing Director             None


John Henry Martin               Managing Director             None


William D. Mathis, III          Managing Director             None


John Fox Matthews               Managing Director             None


Francis J. Maus                 Managing Director             None


Charles D. Maxwell              Managing Director             Secretary and
                                                              Assistant
                                                              Treasurer

John Welsh Mayer                Managing Director             None


W. Ward Mayer                   Managing Director             None


Shirley E. Mazzanti             Managing Director             None


W. Neal McAtee                  Managing Director             None


Tavis C. McCourt                Managing Director             None


Morris W. McCuistion            Managing Director             None


Randall McEachem                Managing Director             None


Robert C. McEwan III            Managing Director             None


Jere S. McGuffee                Managing Director             None


John C. McKenzie                Managing Director             None


Thomas J. McQuiston             Managing Director             None


Gregg C. Meeks                  Managing Director             None


David E. Mervis                 Managing Director             None


Edward S. Michelson             Managing Director             None


G. Rolfe Miller                 Managing Director             None


Gary C. Mills                   Managing Director             None


David Montague                  Managing Director             None


K. Brooks Monypeny              Managing Director             None


John G. Moss                    Managing Director             None


William G. Mueller IV           Managing Director             None


Richard F. Mulligan, Jr.        Managing Director             None


Gavin M. Murrey                 Managing Director             None


David S. Myers                  Managing Director             None


Philip G. Nichols               Managing Director             None


John R. Norfleet                Managing Director             None


Mark O. O'Brien                 Managing Director             None

John T. Oliver III              Managing Director             None


Thomas K. Oppenheim             Managing Director             None


John T. Pace, Jr.               Managing Director             None


Jack A. Paratore                Managing Director             None


J. Christopher Perkins          Managing Director             None


Minor W. Perkins                Managing Director             None


Logan B. Phillips, Jr.          Managing Director             None


George Pitt                     Managing Director             None


L. Jack Powell                  Managing Director             None


Lee Powell                      Managing Director             None


Richard L. Preis                Managing Director             None


J. Jarrell Prince               Managing Director             None


Nathaniel L. Prosser            Managing Director             None


George B. Pugh, Jr.             Managing Director             None


David T. Putnam                 Managing Director             None


Jeffrey M. Raff                 Managing Director             None


Brent D. Rakers                 Managing Director             None


C. David Ramsey                 Managing Director             None


Wade B. Randolph, Jr.           Managing Director             None


Richard R. Reichelt, Jr.        Managing Director             None


Hedi H. Reynolds                Managing Director             None


Donna L. Richardson             Managing Director             None


R. Michael Ricketts             Managing Director             None


Kathy L. Ridley                 Managing Director             None


Robert W. Rimer, Jr.            Managing Director             None


James T. Ritt                   Managing Director             None

Paul S. Rittelmeyer             Managing Director             None


Terry A. Robertson              Managing Director             None


Darien M. Roche                 Managing Director             None


Stephen Rosen                   Managing Director             None


Kenneth L. Rowland              Managing Director             None


Walter A. Ruch III              Managing Director             None


Brian W. Ruttenbur              Managing Director             None


Michael L. Sain                 Managing Director             None


Jan E. Sanchez                  Managing Director             None


W. Wendell Sanders              Managing Director             None


Jon B. Sanderson                Managing Director             None


Thomas J. Savoie                Managing Director             None


Leonard F. Schaefer             Managing Director             None


E. Elkan Scheidt                Managing Director             None


Ronald J. Schuberth             Managing Director             None


Haygood P. Seawell              Managing Director             None


Leonard H. Seawell              Managing Director             None


G. Scott Setton                 Managing Director             None


George C. Shaffrey              Managing Director             None


Lynn T. Shaw                    Managing Director             None


J. Larry Shipman                Managing Director             None


John M. Sillay                  Managing Director             None


Martin B. Silverfield           Managing Director             None


Richard A. Simmons              Managing Director             None


Fred B. Smith                   Managing Director             None


Gary M. Smith                   Managing Director             None

Richard J. Smith                Managing Director             None


Robert I. Smith                 Managing Director             None


H. Lee Snipes, Jr.              Managing Director             None


Robert L. Snider                Managing Director             None


H. Lee Snipes, Jr.              Managing Director             None


John B. Snowden, IV             Managing Director             None


Thomas A. Snyder                Managing Director             None


Richard A. Spell                Managing Director             None


John W. Stokes, III             Managing Director             None


John W. Stokes                  Managing Director             None


John Burke Strange              Managing Director             None


Scott E. Tabor                  Managing Director             None


James M. Tait, III              Managing Director             None


Hugh C. Tanner                  Managing Director             None


Gary C. Tate                    Managing Director             None


Phillip C. Taylor               Managing Director             None


Grady G. Thomas, Jr.            Managing Director             None


Van C. Thompson                 Managing Director             None


John D. Threadgill              Managing Director             None


Ronald L. Tillett               Managing Director             None


Alan Ray Tipton                 Managing Director             None


Richard B. Travis               Managing Director             None


Francis M. Traynor, Jr.         Managing Director             None


William Bruce Trusty            Managing Director             None


Mark S. Utkov                   Managing Director             None


Bernard VanderLinden            Managing Director             None

Greg L. Vedel                   Managing Director             None


Edmund J. Wall                  Managing Director             None


Stephen K. Wallace              Managing Director             None


W. Charles Warner               Managing Director             None


Geoffrey D. Waters              Managing Director             None


Richard E. Watson               Managing Director             None


Joseph Thompson Weller          Managing Director             Controller and
                                                              Assistant
                                                              Secretary


Ward M. Wilcox                  Managing Director             None


John E. Wilfong                 Managing Director             None


D. Dodd Williams                Managing Director             None


John M. Williams                Managing Director             None


John Grover Wilson              Managing Director             None


John S. Wilson                  Managing Director             None


William H. Wise, Jr.            Managing Director             None


Bret M. Wood                    Managing Director             None


Randall R. Woodward             Managing Director             None


J. William Wyker III            Managing Director             None


Johnny S. Wyse                  Managing Director             None


Paul B. Young, Jr.              Managing Director             None


John J. Zollinger, III          Managing Director             None


William D. Zollinger            Managing Director             None


(c)   None

Item 28.       Location of Accounts and Records:

      All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Morgan Keegan & Company    Morgan Keegan Tower
                           Fifty North Front Street
                           Memphis, TN 38103

Regions Bank               P.O. Box 10247
Morgan Asset Management    Birmingham, Alabama 35202


BISYS Fund Services, Inc.  3435 Stelzer Road
                           Columbus, Ohio  43219

Item 29.       Management Services:     Not applicable.

Item 30.       Undertakings:    None

                                   SIGNATURES
      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant, Regions Morgan Keegan Select Funds, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A ("Post Effective Amendment") and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington and District of Columbia, on the 29th day of December, 2005.

                              REGIONS MORGAN KEEGAN SELECT FUNDS


                              By:  /s/ Carter E. Anthony *
                                   -------------------------------
                                   Carter E. Anthony, President


      Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                          TITLE                       DATE
---------                          -----                       ----

/s/ Carter E. Anthony*             President                   December 29, 2005
---------------------              (Chief Executive
Carter E. Anthony                  Officer)



/s/ Allen B. Morgan, Jr.*          Trustee                     December 29, 2005
------------------------
Allen B. Morgan, Jr.



/s/ Joseph C. Weller*              Treasurer                   December 29, 2005
--------------------               (Chief Financial
Joseph C. Weller                   Officer)


/s/ James Stillman R. McFadden*    Trustee                     December 29, 2005
------------------------------
James Stillman R. McFadden



/s/ Archie W. Willis III*          Trustee                     December 29, 2005
------------------------
Archie W. Willis III



/s/ Mary S. Stone*                 Trustee                     December 29, 2005
-----------------
Mary S. Stone



/s/ W. Randall Pittman*            Trustee                     December 29, 2005
----------------------
W. Randall Pittman

/s/ J. Kenneth Alderman*           Trustee                     December 29, 2005
-----------------------
J. Kenneth Alderman



/s/ Jack R. Blair*                 Trustee                     December 29, 2005
-----------------
Jack R. Blair



/s/ Albert C. Johnson*             Trustee                     December 29, 2005
---------------------
Albert C. Johnson








*/s/ Arthur J. Brown
------------------------------------

Arthur J. Brown, Attorney-in-Fact, pursuant to Powers of Attorney filed on September 10, 2004 in Post-Effective Amendment No. 39 ,
Edgar Accession No. 0000898432-04-000717; in Post-Effective Amendment No. 40 filed on November 23, 2004, Edgar Accession No. 00008984342-04-000980 and filed herewith

                                POWER OF ATTORNEY

      I, Albert C. Johnson, Trustee of Regions Morgan Keegan Select Funds (the "Fund"), hereby constitute and appoint Arthur J. Brown, Joseph C. Weller and Charles D. Maxwell, and each of them singly, my true and lawful attorneys-in-fact, with full power to sign for me, in my name and in my capacity as Trustee of the Fund, any and all amendments to the registration statements of the Fund, and all instruments necessary or desirable in connection therewith, filed with the Securities and Exchange Commission, hereby ratifying and confirming my signature as it may be signed by said attorneys-in-fact to any and all amendments to said registration statement.

      Pursuant to the requirements of the Securities Act of 1933, this instrument has been signed below by the undersigned in the capacity and on the date indicated.

SIGNATURE                                 TITLE             DATE
---------                                 -----             ----


/s/ Albert C. Johnson                     Trustee           December 8, 2005
------------------------------
Albert C. Johnson

                                POWER OF ATTORNEY

      I, Jack R. Blair, Trustee of Regions Morgan Keegan Select Funds (the "Fund"), hereby constitute and appoint Arthur J. Brown, Joseph C. Weller and Charles D. Maxwell, and each of them singly, my true and lawful attorneys-in-fact, with full power to sign for me, in my name and in my capacity as Trustee of the Fund, any and all amendments to the registration statements of the Fund, and all instruments necessary or desirable in connection therewith, filed with the Securities and Exchange Commission, hereby ratifying and confirming my signature as it may be signed by said attorneys-in-fact to any and all amendments to said registration statement.

      Pursuant to the requirements of the Securities Act of 1933, this instrument has been signed below by the undersigned in the capacity and on the date indicated.

SIGNATURE                                 TITLE             DATE
---------                                 -----             ----


/s/ Jack R. Blair                         Trustee           December 8, 2005
------------------------------
Jack R. Blair

                                  EXHIBIT INDEX



Exhibit (i)       Opinion and Consent of Counsel

Exhibit (j)       Accountant's Consent